Annual Report o October 31, 1999

CITIFUNDS (SM)

Large Cap Growth Portfolio


                                   [GRAPHIC]





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                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
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                                LARGE CAP STOCKS

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
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Portfolio Environment and Outlook                                              2
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Fund Facts                                                                     4
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Portfolio Highlights                                                           5
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Fund Performance                                                               6
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CITIFUNDS LARGE CAP GROWTH PORTFOLIO

Statement of Assets and Liabilities                                            7
--------------------------------------------------------------------------------
Statement of Operations                                                        8
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Statement of Changes in Net Assets                                             9
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Financial Highlights                                                          10
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Notes to Financial Statements                                                 12
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Independent Auditors' Report                                                  15


LARGE CAP GROWTH PORTFOLIO

Portfolio of Investments                                                      16
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           18
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Statement of Operations                                                       18
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            19
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Financial Highlights                                                          19
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Notes to Financial Statements                                                 20
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Independent Auditors' Report                                                  23
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

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   Large cap stocks as measured by the Standard & Poor's 500 Index were extremely volatile during the 12-month reporting period ended October 31, 1999, initially recovering from the losses experienced in the international currency and credit crisis that began in the summer of 1998 and, later in the period, reacting to higher interest rates. Economic conditions during the reporting period were characterized generally by strong growth in the United States and overseas, which led to higher U.S. interest rates toward the end of the reporting period. In this environment, strong performance was limited primarily to a handful of technology and Internet stocks.

   Throughout the one-year period, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFundsSM Large Cap Growth Portfolio with the goal of achieving its investment objective of providing long-term capital growth.

   This report reviews the Portfolio's investment activities and performance during the reporting period, and provides a summary of Citibank's perspective on and outlook for the U.S. stock market. On behalf of the Board of Trustees, I want to thank you for your continued confidence and participation.

Sincerely,

/s/ Philip W. Coolidge
----------------------------
Philip W. Coolidge
President
November 15, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

   AFTER  SEVERAL  YEARS OF LEADING THE OVERALL  U.S.  STOCK  MARKET TO HISTORIC
HIGHS, LARGE CAP STOCKS CONTINUED TO GENERATE COMPETITIVE RETURNS DURING THE REPORTING PERIOD. While the economic and market conditions that fueled the large cap sector's rise have remained largely intact -- including strong economic growth, low inflation, robust consumer spending and rising demand for U.S. exports -- man investors have become concerned that inflationary pressures might resurface. In fact, in an attempt to forestall a potential reacceleration of inflation, the Federal Reserve Board (the "Fed") raised interest rates twice during the summer of 1999.

   These economic conditions stand in stark contrast to factors that prevailed when the Portfolio's reporting period began. In November 1998, the Fed completed a series of interest rate cuts that were intended to stimulate global economic growth, which was threatened by the spread of an international currency and credit crisis, and to help insulate the U.S. economy from the adverse effects of a global economic slowdown. This accommodating strategy of the Fed and other central banks was apparently effective. Many overseas economies began to recover in 1999 and the U.S. economy continued to grow strongly.

   IN THE OPINION OF MANAGEMENT, THE U.S. EQUITY MARKETS WERE CHARACTERIZED BY HIGH LEVELS OF VOLATILITY DUE PRIMARILY TO CONCERNS REGARDING THE DIRECTION AND MAGNITUDE OF INTEREST RATE CHANGES AND THE SUSTAINABILITY OF CORPORATE EARNINGS GROWTH. This volatility reflected a dramatic shift in market sentiment as investors turned their attention away from the large, well-known, high-quality companies they had previously favored to more speculative investments. Investors who sought short-term gains in an uncertain market gravitated toward Internet companies that they believed had great future potential, but have yet to turn a profit. Similarly, investors rediscovered cyclical stocks that had long been out of favor, including manufacturers of basic materials such as chemicals, paper, oil and gas. The strong rebound in cyclical stocks during the middle part of the reporting period reflected expectations that their earnings would improve due to stronger economic growth worldwide.

   CITIFUNDS LARGE CAP GROWTH PORTFOLIO MAINTAINED ITS INVESTMENT FOCUS ON LARGE, HIGH-QUALITY GROWTH COMPANIES. The Portfolio's management follows a specific discipline which requires that a company have a track record of profitability to be considered for purchase, and avoids speculative companies without profits, which includes most Internet stocks. The Portfolio's management believes that the stock appreciation experienced by companies that have no current earnings may be short-lived and inherently risky. They prefer to focus on fundamental analysis of individual companies in an effort to uncover opportunities that are making profits today and are expected to perform well over the long term.

   Because of the Portfolio's high-quality, growth-oriented focus, management made several strategic changes during the reporting period. During the second and third quarters of 1999, management reduced its weightings in financial and retail stocks as their relative earnings outlook diminished. During the reporting period, management maintained core positions in certain financial stocks such as Bank of New York, Fannie Mae, American Express Co. and retailers such as Home Depot, Wal-Mart Stores Inc. and Kohl's Corp., all of which produced attractive returns for the Portfolio. More-over, the Portfolio continued to hold few stocks of consumer nondurables companies, such as producers of beverages and household items, in a competitive marketplace in which brand differentiation was apparently not enough to justify higher prices.

   On the other hand, the managers increased the Portfolio's holdings in technology companies, focusing on those companies that have been increasing profitability by successfully meeting the need for an expanded Internet infrastructure. Instead of investing in Internet companies that few people had heard of a year ago, management established or increased positions during the reporting period in well known technology leaders such as Cisco Systems Inc., Dell Computers Corp., IBM Corp., Sun Microsystems Inc. and Lucent Technologies Inc.

   The managers also increased the Portfolio's exposure to telecommunications companies that they think should be prime beneficiaries of the growing need for ways to transmit voice, video and data over telephone lines. Several of the telecommunications companies held by the Portfolio are leading the industry's consolidation phase, which helped boost the Portfolio's performance during the reporting period.

   GOING FORWARD, THE PORTFOLIO'S MANAGEMENT EXPECTS THE HIGH LEVEL OF MARKET VOLATILITY TO CONTINUE THROUGH THE END OF 1999. Management also believes that investor uncertainty regarding inflation, corporate earnings and interest rates may be compounded by Y2K-related concerns as the end of 1999 approaches. Over the long term, however, management believes that conditions remain positive for the highest quality large cap companies in the growth sector to continue to prosper. And while no guarantees can be made, management believes that when prevailing uncertainty dissipates, investors should once again favor large, well-established companies that are growing profits consistently and have the ability to generate higher earnings in virtually all types of market conditions.

FUND FACTS

FUND OBJECTIVE

Long-term capital growth; dividend income, if any, is incidental to this investment objective.

INVESTMENT MANAGER,                      DIVIDENDS
Large Cap Growth Portfolio               Paid semi-annually, if any
Citibank, N.A.

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
October 19,  1990                        Distributed annually, if any

NET ASSETS AS OF 10/31/99                BENCHMARKS
Class A shares                           o Standard & Poor's Barra Growth Index*
$513.9 million                           o Lipper Growth Funds Average**
Class B shares
$28.3 million

* The Standard & Poor's 500 Index ("S&P 500") is an index of U.S. common stocks and issued as a gauge of general U.S. stock market performance. The Standard & Poor's Barra Growth Index represents the growth stocks in the S&P 500.
** The Lipper Growth Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

PORTFOLIO HIGHLIGHTS
================================================================================

TOP TEN EQUITY HOLDINGS AS OF OCTOBER 31, 1999

COMPANY, INDUSTRY                                             % OF NET ASSETS
General Electric Co., Conglomerates                                 9.08%
--------------------------------------------------------------------------------
Microsoft Corp., Computer Software                                  6.63%
--------------------------------------------------------------------------------
Cisco Systems Inc., Computer & Telecommunications Equipment         4.91%
--------------------------------------------------------------------------------
Lucent Technology Inc., Computer & Telecommunications Equipment     4.52%
--------------------------------------------------------------------------------
Wal-Mart Stores Inc., Retail                                        4.43%
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Intel Corp., Semi-Conductors                                        4.28%
--------------------------------------------------------------------------------
International Business Machines Corp.,
  Computer & Telecommunications Equipment                           4.27%
--------------------------------------------------------------------------------
Merck & Co., Healthcare                                             4.03%
--------------------------------------------------------------------------------
Johnson & Johnson, Healthcare                                       3.59%
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co., Healthcare                                3.31%
--------------------------------------------------------------------------------




PORTFOLIO DIVERSIFICATION AS OF OCTOBER 31, 1999


[The following table represents a pie chart in the printed piece.]


Retail ......................................... 10%
*Short-Term ....................................  3%
Healthcare ..................................... 19%
Semi-Conductors ................................  6%
Conglomerates ..................................  9%
Commercial Services ............................ 10%
Computer & Telecommunication Equipment ......... 20%
Computer Software ..............................  8%
Capital Goods/Pruducer Manufacturer ............  3%
Consumer .......................................  4%
Finance ........................................  7%
Commercial Services ............................  1%



*Includes cash and net other assets

CITIFUNDS LARGE CAP GROWTH PORTFOLIO

FUND PERFORMANCE

TOTAL RETURNS
                                                                       SINCE
                                                  ONE       FIVE     10/19/90
ALL PERIODS ENDED OCTOBER 31, 1999                YEAR      YEARS*  (INCEPTION)*
================================================================================
CitiFunds Large Cap Growth Portfolio (Class A)   23.60%     22.25%    18.43%
  without sales charge
Lipper Growth Funds Average                      29.12%     20.91%    18.45%+
S&P Barra Growth Index                           31.29%     30.14%    22.78%+
CitiFunds Large Cap Growth Portfolio (Class A)
  with a maximum sales charge of 5.00%           17.42%     21.01%    17.76%
CitiFunds Large Cap Growth Portfolio (Class B)
  without deferred sales charge                     --         --      6.82%#**
Lipper Growth Funds Average                         --         --     12.24%++**
S&P Barra Growth Index                              --         --     14.27%++**
CitiFunds Large Cap Growth Portfolio (Class B)
  with a maximum deferred sales charge of 5.00%     --         --      1.48%#**

 * Average  Annual Total  Return
** Not  Annualized
 + From  10/31/90
++ From 12/31/98
 # Commencement of Operations 1/4/99


GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $43,830 with sales charge (as of 10/31/99). The graph shows how the Fund compares to its benchmarks over the same period.


[The following table represents a line chart in the printed piece.]

         CITIFUNDS
         LARGE CAP    LIPPER     S&P BARRA
         GROWTH       GROWTH     GROWTH
         PORTFOLIO    FUNDS      INDEX
         (CLASS A)    AVERAGE    (UNMANAGED)
         ---------    -------    -----------
10/19/90 10000
          9354        10000      10000
          9916        10660      10604
         10007        11014      10941
         10447        11690      11396
         11220        12534      12280
         11294        12938      12744
         11053        12922      12720
         11806        13456      13200
         11137        12795      12649
         11791        13430      13325
         12456        13838      13754
         12034        13712      13453
10/31/91 12308        13993      13617
         11781        13435      13270
         13083        14921      15140
         12871        14997      14608
         13189        15208      14695
         12840        14755      14354
         12893        14656      14506
         12861        14738      14619
         12451        14309      14316
         12982        14821      14962
         12621        14499      14790
         12897        14724      14964
10/31/92 13226        15021      15189
         13959        15769      15803
         14077        16061      15907
         14152        16259      15735
         13950        16004      15608
         14758        16447      15828
         14524        15937      15098
         14939        16516      15636
         14794        16566      15503
         14602        16526      15183
         15262        17225      15737
         15305        17401      15497
10/31/93 15518        17643      16073
         15326        17297      16062
         15804        17797      16174
         16124        18322      16520
         15868        18036      16225
         15163        17187      15475
         15441        17244      15545
         15750        17310      15798
         15298        16727      15462
         15777        17169      15955
         16169        17955      16807
         15755        17632      16567
10/31/94 16049        17911      16953
         15516        17239      16397
         15740        17398      16680
         15840        17520      17094
         16397        18173      17761
         16798        18678      18318
         16976        19061      18794
         17522        19616      19467
         17799        20420      20213
         18362        21372      20858
         18182        21537      20789
         18733        22157      21816
10/31/95 18789        21825      21990
         19801        22585      22782
         20076        22664      23039
         20601        23149      23920
         20729        23672      24137
         21103        23883      24036
         21266        24669      24505
         21651        25323      25406
         21890        24958      25724
         20641        23475      24538
         21195        24304      24901
         22373        25682      26629
10/31/96 22385        25857      27207
         23635        27398      29240
         22854        27001      28564
         24207        28381      30801
         24044        27969      31059
         22779        26646      29585
         24720        27637      31972
         25948        29682      33868
         27217        30851      35585
         29121        33446      38404
         27164        32336      35850
         28433        34134      37678
10/31/97 27944        32840      36544
         29557        33392      38528
         30026        33709      39002
         30769        33867      40313
         32933        36421      43114
         34519        38024      45343
         34552        38476      45724
         33660        37349      44805
         36401        38705      47995
         35923        37807      47966
         31265        31614      41725
         33594        33489      44517
10/31/98 35460        35860      48247
         37475        38037      51516
         41192        41031      55434
         43005        42709      58819
         40941        40971      56512
         42843        42766      59249
         41407        44002      59134
         39953        43192      57411
         43023        45784      61519
         41497        44584      59573
         41982        44152      60399
         41712        43410      59371
10/31/99 43830        45941      63477


The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors, and reflect voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1999
================================================================================
ASSETS:
Investment in Large Cap Growth Portfolio, at value (Note 1A)     $544,058,608
Receivable for shares of beneficial interest sold                     111,264
--------------------------------------------------------------------------------
  Total assets                                                    544,169,872
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased               1,815,760
Accrued expenses and other liabilities                                196,365
--------------------------------------------------------------------------------
  Total liabilities                                                 2,012,125
--------------------------------------------------------------------------------
NET ASSETS                                                       $542,157,747
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                  $370,290,301
Unrealized appreciation                                            81,294,504
Accumulated net realized gain                                      90,572,942
--------------------------------------------------------------------------------
  Total                                                          $542,157,747
================================================================================
COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share ($513,882,969/21,045,459
  shares outstanding)                                                  $24.42
Offering Price per share ($24.42 / 0.95)                               $25.71*
================================================================================
CLASS B SHARES:
Net Asset Value per share and offering price
  ($28,274,778/1,164,419 shares outstanding)                           $24.28**
================================================================================
 * Based upon single  purchases of less than $25,000.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See notes to financial statements

CITIFUNDS LARGE CAP GROWTH PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1999
================================================================================
INVESTMENT INCOME (Note 1B):
Dividend Income from Large Cap Growth Portfolio       $3,021,351
Interest Income from Large Cap Growth Portfolio          622,295
Allocated Expenses from Large Cap Growth Portfolio    (3,445,541)
--------------------------------------------------------------------------------
                                                                    $  198,105
EXPENSES:
Management fees (Note 2)                               1,551,631
Service fees Class A (Note 3)                          1,249,253
Service fees Class B (Note 3)                            175,091
Transfer agent fees                                       88,782
Shareholder reports                                       47,170
Legal fees                                                38,642
Registration fees                                         32,850
Custody and fund accounting fees                          32,833
Audit fees                                                20,690
Trustees fees                                             19,540
Other                                                     18,431
--------------------------------------------------------------------------------
  Total expenses                                       3,274,913
Less aggregate amount waived by the Manager (Note 2)  (1,158,931)
--------------------------------------------------------------------------------
  Net expenses                                                       2,115,982
--------------------------------------------------------------------------------
Net investment loss                                                 (1,917,877)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN FROM
  LARGE CAP GROWTH PORTFOLIO:
Net realized gain                                     93,539,988
Unrealized appreciation                                4,631,674
--------------------------------------------------------------------------------
  Net realized and unrealized gain from
    Large Cap Growth Portfolio                                      98,171,662
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                  $96,253,785
================================================================================
See notes to financial statements

CITIFUNDS LARGE CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                             YEAR ENDED
                                                             OCTOBER 31,
                                                     ---------------------------
                                                         1999          1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss                                  $(1,917,877)   $  (332,222)
Net realized gain                                     93,539,988     34,918,080
Unrealized appreciation                                4,631,674     31,323,892
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                     96,253,785     65,909,750
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income (Class A)                               --       (138,253)
Net realized gain     (Class A)                      (35,754,369)   (50,358,634)
--------------------------------------------------------------------------------
Decrease in net assets from
  distributions to shareholders                      (35,754,369)   (50,496,887)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
CLASS A
Net proceeds from sale of shares                     171,779,784    107,344,145
Net asset value of shares issued to shareholders
  from reinvestment of distributions                  35,750,664     50,485,303
Cost of shares repurchased                          (131,507,869)   (43,022,818)
--------------------------------------------------------------------------------
  Total Class A                                       76,022,579    114,806,630
--------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                      31,598,337             --
Net asset value of shares issued to shareholders
  from reinvestment of distributions                          --             --
Cost of shares repurchased                            (4,342,786)            --
--------------------------------------------------------------------------------
  Total Class B                                       27,255,551             --
--------------------------------------------------------------------------------
Net increase in net assets from transactions
  in shares of beneficial interest                   103,278,130    114,806,630
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                           163,777,546    130,219,493
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                  378,380,201    248,160,708
--------------------------------------------------------------------------------
End of period (including overdistributed
  and undistributed net investment income
  of $0 and $0, respectively)                       $542,157,747   $378,380,201
================================================================================
* January 4, 1999 (Commencement of Operations) to October 31, 1999

See notes to financial statements

CITIFUNDS LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                                CLASS A
                               ----------------------------------------------------------------------
                                                       TEN MONTHS
                                                          ENDED
                                                        OCTOBER 31,
                               YEAR ENDED OCTOBER 31,      1997           YEAR ENDED DECEMBER 31,
                               ---------------------                 --------------------------------
                                  1999        1998       (Note 1F)      1996       1995       1994++
=======================================================================================================
Net Asset Value,
  beginning of period          $  21.47     $  21.14     $  18.25    $  17.20    $  14.13    $  14.80
-------------------------------------------------------------------------------------------------------
Income From Operations:
Net investment
  income (loss)                  (0.079)+     (0.022)      +0.031       0.122       0.211       0.173
Net realized and
  unrealized gain (loss)
  on investments                  4.944        4.735        4.016       2.250       3.651      (0.245)
-------------------------------------------------------------------------------------------------------
    Total from operations         4.865        4.713        4.047       2.372       3.862      (0.072)
-------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income                --       (0.012)      (0.030)     (0.118)     (0.210)     (0.169)
Net realized gain on
  investments                    (1.915)      (4.371)      (1.127)     (1.204)     (0.582)     (0.429)
-------------------------------------------------------------------------------------------------------
    Total distributions          (1.915)      (4.383)      (1.157)     (1.322)     (0.792)     (0.598)
-------------------------------------------------------------------------------------------------------
Net Asset Value, end
  of period                    $  24.42     $  21.47     $  21.14    $  18.25    $  17.20    $  14.13
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)              $513,883     $378,380     $248,161    $228,954    $213,729    $183,975
Ratio of expenses to
  average net assets(A)           1.05%        1.05%        1.05%*      1.05%       1.05%       1.05%
Ratio of net investment
  income (loss) to
  average net assets            (0.34)%      (0.11)%        0.18%*      0.67%       1.30%       1.15%
Portfolio turnover(B)                --           --           --          --          --       1.00%
Total return                     23.60%       26.90%       22.27%**    13.84%      27.55%     (0.41)%

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees and had expenses been limited to that required by certain state securities laws the net investment income (loss) per share and the ratios would have been as follows:

Net investment income
  (loss) per share             $(0.131)+    $(0.078)+    $(0.023)     $0.067      $0.170      $0.136
RATIOS:
Expenses to average
  net assets (A)                  1.27%        1.32%        1.35%*      1.35%        1.30       1.29%
Net investment income
  (loss) to average
  net assets                    (0.56)%      (0.38)%      (0.12)%*      0.37%       1.05%      0.91%
=======================================================================================================
 *  Annualized.
**  Not Annualized.
+   The per share amounts were computed using a monthly average number of shares outstanding during the year.
(A) Includes the Fund's share of Large Cap Growth Portfolio allocated expenses for the periods subsequent to May 1, 1994.
(B) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable  assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
++  On May 1, 1994 the Fund began investing all of its investable assets in
    Large Cap Growth Portfolio.

CITIFUNDS LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                                     CLASS B
                                                               -----------------
                                                                JANUARY 4, 1999
                                                                 (COMMENCEMENT
                                                               OF OPERATIONS) TO
                                                                OCTOBER 31, 1999
================================================================================
Net Asset Value,
  beginning of period                                               $22.73
--------------------------------------------------------------------------------
Income From Operations:
Net investment loss                                                 (0.206)+
Net realized and unrealized
  gain on investments                                                1.756
--------------------------------------------------------------------------------
    Total from operations                                             1.55
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                                   --
Net realized gain on
  investments                                                           --
--------------------------------------------------------------------------------
    Total distributions                                                 --
--------------------------------------------------------------------------------
Net Asset Value, end
  of period                                                         $24.28
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                                                  $28,275
Ratio of expenses to
  average net assets (A)                                              1.80%*
Ratio of net investment loss to average net assets                  (1.13)%*
Total return                                                          6.82%**

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees and had expenses been limited to that required by certain state securities laws the net investment loss per share and the ratios would have been as follows:

Net investment loss per share                                      $(0.258)+
RATIOS:
Expenses to average net assets (A)                                    2.02%*
Net investment loss to average net assets                            (1.35)%*
================================================================================
 *  Annualized.
**  Not Annualized.
+ The per share amounts were computed using a monthly average number of shares outstanding during the period. (A)-Includes the Fund's share of Large Cap Growth Portfolio allocated expenses.

See notes to financial statements

CITIFUNDS LARGE CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Large Cap Growth Portfolio (the "Fund") is a separate diversified series of CitiFunds Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund currently invests all of its investable assets in Large Cap Growth Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (77.4% at October 31, 1999) in the net assets of the Portfolio. CFBDS, Inc ("CFBDS"), acts as the Fund's Sub-Administrator and Distributor.

   The Fund offers Class A and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Class A shares have a front-end, or initial, sales charge effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A, and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated. Class A shares have lower expenses than Class B shares. For the period ended October 31, 1999, CFBDS, acting as the distributor received $559,453 from sales of Class A and $243 in deferred sales charges from redemptions of Class B shares.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio. C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on

CITIFUNDS LARGE CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

   E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended October 31, 1999, the Fund reclassified $1,917,877 from accumulated net gains on investments to accumulated net investment loss.

   F. CHANGE IN FISCAL YEAR END During fiscal year 1997, the Fund changed its fiscal year end from December 31 to October 31.

   G. OTHER All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.30% of the Fund's average daily net assets. The management fee amounted to $1,551,631 of which $1,158,931 was voluntarily waived for the year ended October 31, 1999.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
their services to the Trust from the Sub-Administrator or its affiliates.

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $1,249,253 for the year ended October 31, 1999. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The Distribution fees for Class B shares amounted to $175,091 for the year ended October 31, 1999. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the year ended October 31, 1999 aggregated $207,559,378 and $137,911,637, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                            YEAR ENDED
                                                            OCTOBER 31,
                                                   --------------------------
                                                      1999             1998
================================================================================
CLASS A
Shares sold                                        7,419,389        5,093,051
Shares issued to shareholders from
  reinvestment of distributions                    1,619,142        2,873,381
Shares repurchased                                (5,618,300)      (2,082,551)
--------------------------------------------------------------------------------
  Class A net increase                             3,420,231        5,883,881
================================================================================
CLASS B*
Shares sold                                        1,349,188               --
Shares issued to shareholders from
  reinvestment of distributions                           --               --
Shares repurchased                                  (184,769)              --
--------------------------------------------------------------------------------
  Class B net increase                             1,164,419               --
================================================================================
* January 4, 1999 (Commencement of Operations) to October 31, 1999

CITIFUNDS LARGE CAP GROWTH PORTFOLIO

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE SHAREHOLDERS OF CITIFUNDS TRUST II (THE "TRUST"):
CITIFUNDS LARGE CAP GROWTH PORTFOLIO

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiFunds Large Cap Growth Portfolio (the "Fund"), a series of CitiFunds Trust II, at October 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
December 14, 1999

LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS                                        October 31, 1999

ISSUER                                                  SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.5%
--------------------------------------------------------------------------------
CAPITAL GOODS/PRODUCER
  MANUFACTURER -- 2.6%
--------------------------------------------------------------------------------
Danaher Corp.                                           88,500   $  4,275,656
Tyco International Ltd.                                348,000     13,898,250
                                                                 ------------
                                                                   18,173,906
                                                                 ------------
COMPUTER SOFTWARE -- 8.0%
--------------------------------------------------------------------------------
Microsoft Corp.*                                       503,600     46,614,475
Oracle Corp.*                                          210,000      9,988,125
                                                                 ------------
                                                                   56,602,600
                                                                 ------------

COMPUTER & TELECOMMUNICATIONS
  EQUIPMENT -- 19.8%
--------------------------------------------------------------------------------
Cisco Systems  Inc.*                                   466,800     34,543,200
Dell Computer Corp.*                                   310,000     12,438,750
EMC Corp.*                                              89,600      6,540,800
International Business
  Machines Corp.                                       305,600     30,063,400
Lexmark International
  Group Inc.*                                          159,000     12,411,938
Lucent Technologies Inc.                               494,600     31,778,050
Sun Microsystems Inc.*                                  75,000      7,935,937
Tellabs Inc.*                                           61,000      3,858,250
                                                                 ------------
                                                                  139,570,325
                                                                 ------------
COMMERCIAL SERVICES -- 1.0%
--------------------------------------------------------------------------------
Interpublic Group of
  Companies Inc.                                       177,600      7,215,000
                                                                 ------------
COMMUNICATION SERVICES -- 10.0%
--------------------------------------------------------------------------------
AT&T Corp.                                             300,000     14,025,000
Bell Atlantic Corp.                                    240,000     15,585,000
BellSouth Corp.                                        278,000     12,510,000
GTE Corp.                                              152,000     11,400,000
SBC Communications                                     327,000     16,656,562
                                                                 ------------
                                                                   70,176,562
                                                                 ------------
CONGLOMERATES -- 9.1%
--------------------------------------------------------------------------------
General Electric Co.                                   470,900     63,836,381
                                                                 ------------
CONSUMER NON-DURABLES -- 3.3%
--------------------------------------------------------------------------------
Procter & Gamble Co.                                   221,180     23,196,252
                                                                 ------------
CONSUMER SERVICES -- 1.0%
--------------------------------------------------------------------------------
Carnival Corp.                                         153,000      6,808,500
                                                                 ------------
FINANCE -- 6.8%
--------------------------------------------------------------------------------
American Express Co.                                    78,000     12,012,000
Bank of New York                                       232,100      9,719,187
Federal Home Loan
  Mortgage Corp.                                       101,000      5,460,313
Federal National
  Mortgage Association                                 148,000     10,471,000
MBNA Corp.                                             360,000      9,945,000
                                                                 ------------
                                                                   47,607,500
                                                                 ------------
HEALTHCARE -- 19.4%
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                               303,000     23,274,188
Eli Lilly & Co.                                         80,600      5,551,325
Johnson & Johnson                                      240,700     25,213,325
Merck & Co.                                            355,800     28,308,338
Pfizer Inc.                                            528,000     20,856,000
Schering-Plough Corp.                                  394,200     19,512,900
Warner Lambert Co.                                     173,000     13,807,563
                                                                 ------------
                                                                  136,523,639
                                                                 ------------
RETAIL -- 10.4%
--------------------------------------------------------------------------------
Bed Bath & Beyond Inc.*                                232,100      7,731,831
Family Dollar Stores Inc.                              151,000      3,114,375
Home Depot                                             198,000     14,949,000
Kohl's Corp.*                                          101,000      7,556,062
Ross Stores Inc.                                       432,000      8,910,000
Wal-Mart Stores Inc.                                   550,200     31,189,463
                                                                 ------------
                                                                   73,450,731
                                                                 ------------
SEMI-CONDUCTORS -- 6.1%
--------------------------------------------------------------------------------
Altera Corp.*                                          115,000      5,591,875
Intel Corp.                                            388,600     30,092,212
Linear Technologies Corp.                               53,000      3,706,688
Maxim Integrated
  Products Inc.*                                        45,000      3,552,188
                                                                 ------------
                                                                   42,942,963
                                                                 ------------
TOTAL COMMON STOCKS
  (Identified Cost
  $552,122,440)                                                   686,104,359
                                                                 ------------

LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS                                        October 31, 1999

ISSUER                                                                VALUE
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS
AT AMORTIZED COST--0.7%
--------------------------------------------------------------------------------
First Union National Bank
  5.30% due 11/1/99 proceeds
  at maturity $4,639,048
  (collateralized by $4,670,000
  Federal Home Loan Mortgage
  6.44% due 8/11/01, valued at
  $4,692,355)                                                     $  4,637,000
                                                                  ------------
TOTAL INVESTMENTS
  (Identified Cost
  $556,759,440)                                          98.2%     690,741,359
OTHER ASSETS,
  LESS LIABILITIES                                        1.8       12,558,852
                                                        -----     ------------
NET ASSETS                                              100.0%    $703,300,211
                                                        =====     ============

* Non income producing securities

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1999
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $556,759,440)     $690,741,359
Cash                                                                        260
Receivable for investments sold                                      33,234,834
Dividends and interest receivable                                       504,659
--------------------------------------------------------------------------------
  Total assets                                                      724,481,112
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    20,347,609
Payable to affiliates-Management fees (Note 2)                          355,599
Accrued expenses and other liabilities                                  477,693
--------------------------------------------------------------------------------
  Total liabilities                                                  21,180,901
--------------------------------------------------------------------------------
NET ASSETS                                                         $703,300,211
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                           $703,300,211
================================================================================


LARGE CAP GROWTH PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1999
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                 $ 4,240,877
Interest income                                     884,047
--------------------------------------------------------------------------------
  Total investment income                                           $ 5,124,924

EXPENSES:
Management fees (Note 2)                          4,351,046
Custody and fund accounting fees                    391,912
Legal fees                                           43,653
Audit fees                                           28,303
Trustees fees                                        13,557
Other                                                10,055
--------------------------------------------------------------------------------
  Total expenses                                                      4,838,526
--------------------------------------------------------------------------------
Net investment income                                                   286,398
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions  130,508,299
Unrealized appreciation of investments           16,171,002
--------------------------------------------------------------------------------
    Net realized and unrealized gain on investments                 146,679,301
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $146,965,699
================================================================================

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED
                                                            OCTOBER 31,
                                               ---------------------------------
                                                        1999           1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                          $     286,398     $   1,225,038
Net realized gain on investment transactions     130,508,299        61,181,518
Unrealized appreciation of investments            16,171,002        55,065,852
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                146,965,699       117,472,408
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)             301,816,661       369,790,712
Value of withdrawals                            (356,386,616)     (201,271,389)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                      (54,569,955)      168,519,323
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:                       92,395,744       285,991,731
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              610,904,467       324,912,736
--------------------------------------------------------------------------------
End of period                                   $703,300,211      $610,904,467
================================================================================




LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                         TEN MONTHS                         MAY 1, 1994
                                       YEAR ENDED           ENDED         YEAR ENDED       (COMMENCEMENT
                                       OCTOBER 31,       OCTOBER 31,      DECEMBER 31,     OF OPERATIONS)
                                   ------------------       1997         --------------    TO DECEMBER 31,
                                   1999          1998     (NOTE 1F)      1996      1995         1994
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                $703,300      $610,904     $324,913     $288,562   $246,158   $186,685
Ratio of expenses to
  average net assets                0.67%         0.71%        0.60%*       0.60%      0.60%      0.60%*
Ratio of net investment income
  to average net assets             0.04%         0.23%        0.62%*       1.10%      1.73%      1.81%*
Portfolio turnover                   108%           53%         103%          90%        67%        35%
==========================================================================================================
* Annualized

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Large Cap Growth Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

     On November 1, 1997 CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amount of $12,183,616, $34,554,616, $38,508,816 and
$16,346,503  including  $1,107,028,   $3,598,984,   $4,092,260  and  $1,450,560,
respectively, of unrealized appreciation, to the Portfolio in exchange for an interest in the Portfolio. The total investable assets are included in the year ended October 31, 1998 "Proceeds from contributions" in the Statement of Changes in Net Assets.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

     B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

     C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

     D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     E. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

     F. CHANGE IN FISCAL YEAR END During the fiscal year 1997, the Portfolio changed its fiscal year end from December 31 to October 31.

     G. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc., which was completed on October 8, 1998.

     The management fees paid to Citibank amounted to $4,351,046 for the year ended October 31, 1999. Management fees are computed at the annual rate of 0.60% of the Portfolio's average daily net assets.

     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  short-term   obligations,   aggregated   $827,781,024  and   $883,658,791,
respectively, for the year ended October 31, 1999.

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                  $556,927,539
================================================================================
Gross unrealized appreciation                                   $142,805,313
Gross unrealized depreciation                                     (8,991,493)
--------------------------------------------------------------------------------
Net unrealized appreciation                                     $133,813,820
================================================================================

5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended October 31, 1999, the commitment fee allocated to the Portfolio was $2,010. Since the line of credit was established, there have been no borrowings.

LARGE CAP GROWTH PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE "TRUST"): WITH RESPECT TO ITS SERIES, LARGE CAP GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Large Cap Growth Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at October 31, 1999, and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at October 31, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

     In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1999, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated, in accordance with U.S. generally accepted accounting principles.

PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
December 14, 1999

                      This page intentionally left blank.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
C. Oscar Morong Jr.
E. Kirby Warren
William S. Woods Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT MANAGER
(of Large Cap Growth Portfolio)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor,
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

THE CITIFUNDS FAMILY

LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

SMALL CAP STOCKS
o CitiFunds Small Cap Value Portfolio
o CitiFunds Small Cap Growth Portfolio

INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio

MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves
o CitiFunds New York Tax Free Reserves

This report is prepared for the information of shareholders of CitiFunds Growth & Income Portfolio. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Growth & Income Portfolio.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds Growth & Income Portfolio which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.

(C)1999 Citicorp        [LOGO] Printed on recycled paper            CFA/LCG/1099

                                                Annual Report o October 31, 1999

CITIFUNDS(SM)


Small Cap Growth
Portfolio


--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

SMALL CAP STOCKS

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     4
--------------------------------------------------------------------------------
Portfolio Highlights                                                           5
--------------------------------------------------------------------------------
Fund Performance                                                               6
--------------------------------------------------------------------------------

CITIFUNDS SMALL CAP GROWTH PORTFOLIO

Statement of Assets and Liabilities                                            7
--------------------------------------------------------------------------------
Statement of Operations                                                        8
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             9
--------------------------------------------------------------------------------
Financial Highlights                                                          10
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 12
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  15
--------------------------------------------------------------------------------

SMALL CAP GROWTH PORTFOLIO

Portfolio of Investments                                                      16
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           18
--------------------------------------------------------------------------------
Statement of Operations                                                       18
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            19
--------------------------------------------------------------------------------
Financial Highlights                                                          19
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 20
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  23
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholder:

     While the small cap stock market produced returns that lagged large cap stocks as measured by the Russell 2000 Index during the 12-month reporting period ended October 31, 1999, small cap stocks in the growth sector outperformed the overall market. Economic conditions during the reporting period were characterized by moderate growth in the United States and mixed economic conditions overseas, leading to higher U.S. interest rates toward the end of the reporting period. In this environment, some small company technology and Internet stocks provided attractive returns.

    Throughout the reporting period, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFundssm Small Cap Growth Portfolio with the goal of achieving its investment objective of providing long-term capital growth.

    This report reviews the Fund's investment activities and performance during the reporting period, and provides a summary of Citibank's perspective on and outlook for the small capitalization sector of the U.S. stock market. On behalf of the Board of Trustees, I want to thank you for your continued confidence and participation.

Sincerely,

/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
November 15, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

     IN THE OPINION OF MANAGEMENT, THE 12-MONTH REPORTING PERIOD ENDED OCTOBER 31, 1999 REPRESENTED A NARROW MARKETPLACE FOR SMALL CAPITALIZATION COMPANIES. SMALL CAP GROWTH STOCKS OUTPERFORMED THEIR VALUE-ORIENTED COUNTERPARTS, DUE LARGELY TO THE TECHNOLOGY AND TELECOMMUNICATIONS AREAS. FOR THE ONE YEAR PERIOD, THE FUND'S CLASS A SHARES RETURNED A COMPETITIVE 26.42%. The overall small cap market, as represented by the Russell 2000 Index, increased 14.87% relative to the small growth cap stock segment which produced a return of 29.28%, as represented by the Russell 2000 Growth Index, for the same time period. (Value investing consists of identifying securities of companies that are believed to be undervalued but have good longer term business prospects. Growth investing consists of investing in companies with historically strong and relatively predictable earnings growth rates.)

    BECAUSE OF THE PAST UNDERPERFORMANCE OF THE OVERALL SMALL CAP MARKET, PARTICULARLY DURING CALENDAR YEAR 1998, THE DIFFERENCES IN VALUATIONS BETWEEN LARGE CAP AND SMALL CAP STOCKS WIDENED TO NEAR HISTORICAL PROPORTIONS EARLIER IN THE YEAR. Despite the relative attractiveness of the prices of small cap stocks relative to historical valuation measures, investors have not been focusing their attention on this out-of-favor sector of the stock market. As an indication of this valuation discrepancy, many large cap companies have continually been using their historically valued shares as currency to acquire small cap companies or to take a minority interest in their businesses.

    While prevailing economic conditions have been generally positive for stocks--including moderate domestic economic growth, low inflation, robust consumer spending and rising demand for U.S. exports (particularly technology and telecommunications)--many investors became concerned that inflationary pressures might resurface in the near future. In fact, in an attempt to forestall a potential reacceleration of inflation, the Federal Reserve Board (the "Fed") raised interest rates twice during the summer of 1999.

    These economic conditions stand in stark contrast to the market conditions that prevailed when the reporting period began. In November 1998, the Fed completed a series of interest-rate cuts that were intended to stimulate global economic growth, which was threatened by the spread of an international currency and credit crisis, and to help insulate the U.S. economy from the adverse effects of a global economic slowdown. The Fed's strategy was apparently effective because many overseas economies began to recover in 1999 and the U.S. economy continued to grow strongly.

    THE EQUITY MARKETS WERE CHARACTERIZED BY HIGH LEVELS OF VOLATILITY GIVEN THE INTERNATIONAL ECONOMIC UNCERTAINTIES, PARTICULARLY IN ASIA AND RUSSIA. As a result, many investors favored investments with very high quality and placed a premium on liquidity. (Liquidity is the ability to buy or sell an asset quickly and in large volume without substantially affecting the asset's price.) Small cap stocks are inherently less liquid given the size of the issuer and higher levels of insider stock ownership (i.e., stock held by venture capitalists, founders, management and/or employees, etc.). In addition, most publicly-traded small cap companies are newer, less seasoned businesses that have not proven themselves to the investment community. When investors selectively began to increase their risk in the beginning of 1999, they gravitated to the Internet companies that they believe have great future potential and would potentially offer significantly higher short-term performance.

    CitiFunds(SM) Small Cap Growth Portfolio maintained its focus on small capitalization growth companies that meet its stated investment criteria. Since the start of 1999, the Fund's management has allocated a portion of its assets to Internet stocks, focusing on those companies believed to have attractive growth potential and definable valuation parameters. This led management away from many of the more speculative securities that most investors associate with the Internet. Instead of investing in Internet companies that few investors had heard of a year ago, management established or increased positions in small technology and telecommunications companies that provide infrastructure for the Internet. This area includes telecommunications companies that the manager believes should be prime beneficiaries of the growing demand for the transmission of voice, video and data over telephone lines at faster speeds. Many of these companies have profitable business prospects.

    One of the areas that contributed most to the Fund's performance during the reporting period was wireless telecommunications stocks since demand for wireless services remains very strong. The Fund also benefited from the solid performance of energy services companies due to higher oil prices, and consumer services companies, including media-related businesses that are taking advantage of changes in U.S. demographic mix.

    On the other hand, management reduced the Fund's holdings in financial services stocks during the first half of 1999 when it became apparent that interest rates could rise and consolidation would slow within the financial sector due to Year 2000 concerns.

    Looking forward, the Fund's management expects heightened market volatility to continue through 1999 and into 2000. While no guarantees can be given, management believes that conditions remain positive for many small cap growth companies over the long-term. In addition, the portfolio management team anticipates that investors will once again recognize that small cap growth companies embody the entrepreneurial forces driving the U.S. economy. These burgeoning enterprises provide an excellent opportunity to participate in some of the fastest growing sectors of the U.S. economy and the potential to realize competitive performance results for investors.

FUND FACTS

FUND OBJECTIVE

Long-term capital growth; dividend income, if any, is incidental to this investment objective

INVESTMENT MANAGER,                     DIVIDENDS
Small Cap Growth Portfolio              Paid semi-annually, if any
Citibank, N.A.

COMMENCEMENT OF OPERATIONS              CAPITAL GAINS
June 21, 1995                           Distributed annually, if any

NET ASSETS AS OF 10/31/99               BENCHMARKS

Class A shares                          o Lipper Small Cap Funds Average*
$23.8 million                           o Russell 2000(R)Growth Index**
Class B shares
$737,188

* The Lipper Small Cap Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.
** The Russell  2000(R) Growth Index  measures the  performance of those Russell
   2000 companies with higher price to book ratios and higher forecasted growth values.

PORTFOLIO HIGHLIGHTS
================================================================================
TOP TEN EQUITY HOLDINGS AS OF OCTOBER 31, 1999
COMPANY, INDUSTRY                                               % OF NET ASSETS

Mercury Interactive Corp., Technology Services                      3.32%
--------------------------------------------------------------------------------
Macromedia, Inc., Electronics/Technical Services                    2.57%
--------------------------------------------------------------------------------
Roberts Pharmaceutical Corp., Health Services/Technology            2.49%
--------------------------------------------------------------------------------
Pinnacle Holdings, Inc., Electronics/Technical Services             2.46%
--------------------------------------------------------------------------------
Westwood One, Inc., Consumer Services                               2.17%
--------------------------------------------------------------------------------
Voicestream Wireless Corp., Electronics/Technical Services          2.16%
--------------------------------------------------------------------------------
Legato Systems, Inc., Technology Services                           2.14%
--------------------------------------------------------------------------------
R & B Falcon Corp., Energy Minerals                                 2.13%
--------------------------------------------------------------------------------
Catalina Marketing Corp., Commercial Services                       2.08%
--------------------------------------------------------------------------------
Network Appliance, Inc., Electronics/Technical Services             1.91%
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION AS OF OCTOBER 31, 1999

[PIE CHART OMITTED]

*Short-Term                              3%
Commercial Services                      9%
Technology Services                     12%
Electronics/Technical Services          24%
Consumer                                12%
Finance                                  8%
Health Services/Technology              13%
Retail                                   5%
Process Industries                       5%
Energy Minerals                          5%
Transportation                           3%
Industrial Services                      1%

*Includes cash and net other assets.

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
FUND PERFORMANCE
TOTAL RETURNS

                                                                       SINCE
                                                          ONE      JUNE 21, 1995
ALL PERIODS ENDED OCTOBER 31, 1999                       YEAR       (INCEPTION)*
================================================================================
CitiFunds Small Cap Growth Portfolio (Class A)
  without sales charge                                 26.42%         22.94%
Lipper Small Cap Funds Average                         25.06%         14.48%+
Russell 2000 Growth Index                              29.28%         11.14%+
CitiFunds Small Cap Growth Portfolio (Class A)
  with a maximum sales charge of 5.00%                 20.09%         21.51%
CitiFunds Small Cap Growth Portfolio (Class B)
  without deferred sales charge                           --          12.45%#**
Lipper Small Cap Funds Average                            --           8.25%++**
Russell 2000 Growth Index                                 --          10.02%++**
CitiFunds Small Cap Growth Portfolio (Class B)
  with a maximum deferred sales charge of 5 00%           --           6.83%#**
================================================================================

 * Average Annual Total Return
** Not Annualized
 + From 6/30/95
++ From 12/31/98
 # Commencement of Operations 1/4/99


GROWTH OF A $10,000 INVESTMENT

[The following table represents a chart in the printed material]


     DATE            CITIFUNDS SMALL CAP GROWTH              LIPPER SMALL CAP FUNDS AVG.            RUSSELL 2000 GROWTH INDEX
     ----            --------------------------              ---------------------------            -------------------------
   6/21/95                    $ 9,500
   6/30/95                    $ 9,548                                 $10,000                                $10,000
   7/31/95                    $10,422                                 $10,748                                $10,779
   8/31/95                    $11,058                                 $10,925                                $10,912
   9/30/95                    $11,400                                 $11,188                                $11,136
   10/31/95                   $11,381                                 $10,812                                $10,588
   11/30/95                   $12,873                                 $11,212                                $11,055
   12/31/95                   $13,754                                 $11,375                                $11,301
   1/31/96                    $14,099                                 $11,295                                $11,207
   2/29/96                    $15,483                                 $11,763                                $11,718
   3/31/96                    $16,270                                 $12,077                                $11,950
   4/30/96                    $18,239                                 $12,980                                $12,868
   5/31/96                    $19,555                                 $13,547                                $13,528
   6/30/96                    $18,965                                 $13,023                                $12,649
   7/31/96                    $16,790                                 $11,903                                $11,104
   8/31/96                    $18,877                                 $12,624                                $11,926
   9/30/96                    $19,676                                 $13,265                                $12,540
   10/31/96                   $19,072                                 $13,000                                $12,000
   11/30/96                   $19,423                                 $13,378                                $12,333
   12/31/96                   $18,952                                 $13,582                                $12,574
   1/31/97                    $19,764                                 $13,929                                $12,878
   2/28/97                    $18,619                                 $13,333                                $12,100
   3/31/97                    $17,495                                 $12,634                                $11,246
   4/30/97                    $16,975                                 $12,538                                $11,115
   5/31/97                    $19,473                                 $14,062                                $12,786
   6/30/97                    $20,534                                 $14,804                                $13,220
   7/31/97                    $21,234                                 $15,727                                $13,896
   8/31/97                    $21,547                                 $16,014                                $14,313
   9/30/97                    $23,396                                 $17,228                                $15,456
   10/31/97                   $22,184                                 $16,463                                $14,527
   11/30/97                   $21,986                                 $16,221                                $14,181
   12/31/97                   $21,949                                 $16,358                                $14,189
   1/31/98                    $20,967                                 $16,076                                $14,001
   2/28/98                    $23,456                                 $17,327                                $15,237
   3/31/98                    $24,405                                 $18,133                                $15,875
   4/30/98                    $24,503                                 $18,281                                $15,972
   5/31/98                    $22,593                                 $17,250                                $14,811
   6/30/98                    $24,263                                 $17,387                                $14,962
   7/31/98                    $22,211                                 $16,136                                $13,713
   8/31/98                    $16,667                                 $12,908                                $10,548
   9/30/98                    $18,173                                 $14,074                                $11,617
   10/31/98                   $18,511                                 $14,633                                $12,224
   11/30/98                   $19,690                                 $15,580                                $13,172
   12/31/98                   $20,978                                 $16,722                                $14,365
   1/31/99                    $21,054                                 $16,785                                $15,011
   2/28/99                    $18,981                                 $15,414                                $13,637
   3/31/99                    $19,417                                 $15,713                                $14,123
   4/30/99                    $19,886                                 $16,720                                $15,370
   5/31/99                    $19,876                                 $17,041                                $15,394
   6/30/99                    $21,229                                 $18,175                                $16,206
   7/31/99                    $21,491                                 $18,046                                $15,705
   8/31/99                    $21,556                                 $17,566                                $15,117
   9/30/99                    $22,364                                 $17,627                                $15,409
   10/31/99                   $23,401                                 $17,983                                $15,804


A $10,000 investment in the Fund made on inception date would have grown to $23,401 with sales charge (as of 10/31/99). The graph shows how the Fund compares to its benchmarks over the same period

The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the fund's returns would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1999
================================================================================
ASSETS:
Investment in Small Cap Growth Portfolio, at value (Note 1A)       $24,514,437
Receivable from the Sub-Administrator (Note 6)                         125,819
--------------------------------------------------------------------------------
  Total assets                                                      24,640,256
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                   49,876
Accrued expenses and other liabilities                                  59,384
--------------------------------------------------------------------------------
  Total liabilities                                                    109,260
--------------------------------------------------------------------------------
NET ASSETS                                                         $24,530,996
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $17,435,777
Unrealized appreciation                                              5,444,948
Accumulated net realized gain                                        1,650,271
--------------------------------------------------------------------------------
  Total                                                            $24,530,996
================================================================================
COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share ($23,793,808/1,109,970 shares outstanding)    $21.44
Offering Price per share ($21.44 / 0.95)                                $22.57*
================================================================================
CLASS B SHARES:
Net Asset Value per share and offering price
  ($737,188/34,598 shares outstanding)                                  $21.31**
================================================================================

*  Based upon single purchases of less than $25,000.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   See notes to financial statements

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1999
================================================================================
INVESTMENT INCOME (Note 1B):
Dividend Income from Small Cap Growth Portfolio
  (net of foreign withholding tax of $502)         $   57,365
Interest Income from Small Cap Growth Portfolio        29,915
Allocated Expenses from Small Cap Growth Portfolio   (232,721)
--------------------------------------------------------------------------------
                                                                    $(145,441)
EXPENSES:
Management fees (Note 2)                               94,556
Service fees Class A (Note 3)                          66,445
Service fees Class B (Note 3)                           4,379
Transfer agent fees                                    56,942
Legal fees                                             38,182
Custody and fund accounting fees                       26,298
Audit fees                                             26,195
Shareholder reports                                    20,003
Trustees fees                                          10,656
Other                                                  11,987
--------------------------------------------------------------------------------
  Total expenses                                      355,643
Less expenses assumed by the Sub-Administrator
  (Note 6)                                           (125,819)
Less aggregate amount waived by the Manager (Note 2)  (94,556)
--------------------------------------------------------------------------------
  Net expenses                                                        135,268
--------------------------------------------------------------------------------
Net investment loss                                                  (280,709)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN FROM
  SMALL CAP GROWTH PORTFOLIO:

Net realized gain                                   3,177,000
Unrealized appreciation                             3,137,565
--------------------------------------------------------------------------------
Net realized and unrealized gain from
  Small Cap Growth Portfolio                                        6,314,565
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations               $6,033,856
================================================================================

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                 YEAR ENDED       YEAR ENDED
                                                 OCTOBER 31,      OCTOBER 31,
                                                    1999             1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss                             $   (280,709)   $   (263,943)
Net realized gain (loss)                           3,177,000      (1,484,882)
Unrealized appreciation (depreciation)             3,137,565      (3,811,810)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          6,033,856      (5,560,635)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain (Class A)                               --      (1,049,618)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
CLASS A

Net proceeds from sale of shares                   8,184,015      15,634,929
Net asset value of shares issued to
  shareholders from reinvestment
  of distributions                                        --       1,020,162
Cost of shares repurchased                       (18,128,031)     (8,041,832)
--------------------------------------------------------------------------------
Total Class A                                     (9,944,016)      8,613,259
--------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                     710,202              --
Net asset value of shares issued to
  shareholders from reinvestment
  of distributions                                        --              --
Cost of shares repurchased                           (71,357)             --
--------------------------------------------------------------------------------
Total Class B                                        638,845              --
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from transactions in shares of
  beneficial interest                             (9,305,171)      8,613,259
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS             (3,271,315)      2,003,006
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               27,802,311      25,799,305
--------------------------------------------------------------------------------
End of period (undistributed
  net investment income of $0 and
  $0, respectively)                             $ 24,530,996    $ 27,802,311
================================================================================
* January 4, 1999 (Commencement of Operations) to October 31, 1999.

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                        CLASS A
                                           -------------------------------------------------------------------
                                                                     TEN MONTHS                 JUNE 21, 1995
                                                YEAR ENDED              ENDED                   (COMMENCEMENT
                                                OCTOBER 31,          OCTOBER 31,   YEAR ENDED   OF OPERATIONS)
                                           --------------------         1997      DECEMBER 31,  TO DECEMBER 31,
                                            1999           1998      (Note 1F)       1996            1995
===============================================================================================================
Net Asset Value, beginning
  of period                               $ 16.96        $ 21.24       $ 18.21      $ 14.32         $ 10.00
---------------------------------------------------------------------------------------------------------------
Income From Operations:
Net investment income (loss)               (0.196)+       (0.193)+      (0.138)+     (0.016)          0.050
Net realized and
  unrealized gain (loss)                    4.676         (3.224)        3.236        5.407           4.420
---------------------------------------------------------------------------------------------------------------
    Total from operations                   4.480         (3.417)        3.098        5.391           4.470
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income                          --             --            --           --          (0.050)
Net realized gain                              --         (0.863)       (0.068)      (1.501)         (0.100)
---------------------------------------------------------------------------------------------------------------
    Total distributions                        --         (0.863)       (0.068)      (1.501)         (0.150)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period            $ 21.44        $ 16.96       $ 21.24      $ 18.21         $ 14.32
===============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                         $23,794        $27,802       $25,799      $24,311         $ 5,148
Ratio of expenses to average
  net assets (A)                             1.35%          1.35%         1.35%*       0.88%           0.00%*
Ratio of net investment income
  (loss) to average net assets              (1.03)%        (0.98)%       (0.87)%*     (0.13)%          1.21%*
Total return                                26.42%        (16.56)%       17.05%**     37.80%          44.78%**

Note: If Agents of the Fund and Agents of Small Cap Growth  Portfolio had not  voluntarily  waived a portion of their fees and assumed Fund expenses for the periods indicated,  and had expenses been limited to that required by certain state  securities laws for the period ended December 31, 1995, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share             $(0.351)+      $(0.319)+     $(0.252)+    $(0.133)        $(0.288)
RATIOS:
Expenses to average
  net assets (A)                             2.16%          1.99%         2.06%*       1.83%           2.50%*
Net investment loss to
  average net assets                        (1.84)%        (1.62)%       (1.58)%*     (1.08)%         (1.29)%*
===============================================================================================================

  * Annualized
 ** Not Annualized
  + The per share amounts were computed using a monthly average number of shares outstanding during the period.
(A) Includes the Fund's share of Small Cap Growth Portfolio allocated expenses for the periods indicated.

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                    CLASS B
                                                               -----------------
                                                                JANUARY 4, 1999
                                                                 (COMMENCEMENT
                                                               OF OPERATIONS) TO
                                                                OCTOBER 31, 1999
================================================================================
Net Asset Value, beginning
  of period                                                         $  18.95
--------------------------------------------------------------------------------
Income From Operations:
Net investment loss                                                   (0.265)+
Net realized and unrealized gain                                       2.625
--------------------------------------------------------------------------------
    Total from operations                                               2.36
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                                     --
Net realized gain                                                         --
--------------------------------------------------------------------------------
    Total distributions                                                   --
--------------------------------------------------------------------------------
Net Asset Value, end of period                                      $  21.31
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                           $737,188
Ratio of expenses to average net assets (A)                             2.10%*
Ratio of net investment loss to average net assets                     (1.77)%*
Total return                                                           12.45%**

Note: If Agents of the Fund and Agents of Small Cap Growth Portfolio had not voluntarily waived a portion of their fees, assumed Fund expenses for the periods indicated, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share                                       $ (0.420)+
RATIOS:
Expenses to average net assets (A)                                      2.91%*
Net investment loss to average net assets                              (2.58)%*
================================================================================
  * Annualized
 ** Not Annualized
(A) Includes the Fund's share of Small Cap Growth Portfolio allocated expenses for the periods indicated.
  + The per share amounts were computed using a monthly average number of shares outstanding during the period.

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Small Cap Growth Portfolio, (the "Fund") is a separate diversified series of CitiFunds Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in Small Cap Growth Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (25.3% at October 31, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.

     The Fund offers Class A and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Class A shares have a front-end, or initial, sales charge effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have lower expenses than Class B shares. For the period ended October 31, 1999, CFBDS, acting as the distributor, received net commissions paid by investors $15,831 from sales of Class A and $85 in deferred sales charges from redemptions of Class B shares.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

     C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 1999, the Fund, for federal income tax

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

purposes, had a capital loss carryover of $1,682,701 which will expire on October 31, 2006. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

     D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

     E. DISTRIBUTIONS Distributions to shareholders are recorded on the ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended October 31, 1999, the Fund reclassified $280,709 to accumulated net investment loss from paid in capital.

     F. CHANGE IN FISCAL YEAR END During fiscal year 1997, the Fund changed its fiscal year end from December 31 to October 31.

     G. OTHER All the net investment income, realized and unrealized gain and loss of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Funds' business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

     The management fees paid to Citibank, are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.35% of the Funds' average daily net assets. The management fee amounted to $94,556 all of which was voluntarily waived for the year ended October 31, 1999.

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTs (continued)

     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

     3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $66,445 for the year ended October 31, 1999. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The Service fees for Class B shares amounted to $4,379 for the year ended October 31, 1999. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing, or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

     4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment
in  the  Portfolio  for  the  period  aggregated   $9,861,928  and  $19,089,336,
respectively.

     5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                        YEAR ENDED              YEAR ENDED
                                     OCTOBER 31, 1999        OCTOBER 31, 1998
================================================================================
CLASS A
--------------------------------------------------------------------------------
Shares sold                               444,606                775,662
Shares issued to shareholders from
  reinvestment of distributions                --                 53,147
Shares repurchased                       (973,797)              (404,041)
--------------------------------------------------------------------------------
Class A net increase (decrease)          (529,191)               424,768
================================================================================
CLASS B*
Shares sold                                38,207                     --
Shares issued to shareholders from
  reinvestment of distributions                --                     --
Shares repurchased                         (3,609)                    --
--------------------------------------------------------------------------------
Class B net increase                       34,598
================================================================================
* January 4, 1999 (Commencement of Operations) to October 31, 1999.

6. ASSUMPTION OF EXPENSES CFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the year ended October 31, 1999, which amounted to $125,819.

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE  TRUSTEES  AND THE  SHAREHOLDERS  OF  CITIFUNDS  TRUST II (THE  "TRUST"):
CITIFUNDS SMALL CAP GROWTH PORTFOLIO

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiFunds Small Cap Growth Portfolio (the "Fund"), a series of CitiFunds Trust II, at October 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 14, 1999

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        October 31, 1999

ISSUER                                        SHARES                   VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.4%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 9.1%
--------------------------------------------------------------------------------
Applied Power, Inc.                             19,000            $    552,187
Catalina Marketing Corp.*                       21,590               2,021,364
Cleco Corp.                                     21,000                 695,625
Covad Communications Group, Inc.*               12,812                 614,976
Lamar Advertising Co.*                          29,235               1,578,690
Powertel, Inc.*                                  8,900                 523,988
Profit Recovery Group International, Inc.*      32,576               1,341,724
Research in Motion Ltd.*                        24,200                 744,150
Source Information Management Co.              *65,400                 784,800
                                                                  ------------
                                                                     8,857,504
                                                                  ------------
CONSUMER DURABLES -- 0.6%
--------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                     17,250                 613,453

CONSUMER NON-DURABLES -- 1.5%
--------------------------------------------------------------------------------
Beringer Wine Estate ~Holdings*                 13,170                 523,507
Papa John's International, Inc.*                23,900                 893,263
                                                                  ------------
                                                                     1,416,770
                                                                  ------------

CONSUMER SERVICES -- 10.3%
--------------------------------------------------------------------------------
Emmis Communications ~Corp.*                     7,300                 526,512
Hispanic Broadcasting ~Corp.*                   17,735               1,436,535
Houghton Mifflin Co.                            13,100                 555,112
Mail.Com, Inc.*                                 15,600                 233,025
Premier Parks, Inc.*                            44,556               1,289,339
SFX Entertainment, Inc.*                        48,522               1,695,237
Saucony, Inc.*                                  32,447                 555,655
Spanish Broadcasting Systems, Inc.*             18,115                 482,312
Ticketmaster Online Citysearch*                  8,400                 189,000
Westwood One, Inc.*                             45,628               2,104,592
Wiley John & Son                                14,190                 239,456
Young Broadcasting, Inc.*                       14,500                 672,438
                                                                  ------------
                                                                     9,979,213
                                                                  ------------

ELECTRONICS/TECHNICAL SERVICES -- 24.2%
--------------------------------------------------------------------------------
Activision, Inc.*                               46,700                 659,637
Amkor Technology, Inc.*                         15,500                 312,906
Ancor Communications, Inc.*                     20,700                 655,931
C Cube Microsystems, Inc.*                      23,995               1,067,777
Crossroads Systems, Inc.*                          364                  25,889
DII Group, Inc.*                                 9,800                 352,800
Hanover Compressor Co.*                         20,700                 765,900
Imclone System, Inc.*                           11,000                 306,625
Inprise Corp.*                                 111,200                 413,525
Macromedia, Inc.*                               38,685               2,492,765
Macrovision Corp.*                              23,200               1,313,700
Microchip Technology, Inc.*                     20,485               1,364,813
National Information Consortium, Inc.*           7,188                 235,407
Network Appliance, Inc.*                        25,050               1,853,700
Novellus Systems, Inc.*                         22,695               1,758,863
PMC Sierra, Inc.*                               10,800               1,017,900
Pinnacle Holdings, Inc.*                        99,410               2,385,840
Powerwave Technologies, Inc.*                   11,500                 748,219
Varian, Inc.*                                   45,700                 862,588
Voicestream Wireless Corp.*                     21,250               2,098,438
Western Wireless Corp.*                         27,850               1,472,569
Whittman Hart, Inc.*                            34,150               1,312,641
                                                                  ------------
                                                                    23,478,433
                                                                  ------------

ENERGY MINERALS -- 4.4%
--------------------------------------------------------------------------------
Cal Dive International, Inc.*                   22,200                 746,475
Coflexip                                        21,500                 851,937
Petroleum Geological Services*                  44,135                 645,474
R & B Falcon Corp.*                            166,200               2,067,113
                                                                  ------------
                                                                     4,310,999
                                                                  ------------

FINANCE -- 8.4%
--------------------------------------------------------------------------------
Blanch Holdings, Inc.                            6,900                 446,775
Checkfree Holdings ~Corp.*                      26,200                 979,225
Chittenden Corp.                                36,700               1,133,112
Cost Plus, Inc.*                                24,250                 885,125
Cullen Frost Bankers, Inc.                      45,960               1,318,432
Peoples Heritage Financial Group                62,895               1,195,005
SEI Investments Co.                              5,300                 516,584
Telebanc Financial Corp.*                       16,748                 401,952
U.S. Trust Corp.                                15,210               1,233,911
                                                                  ------------
                                                                     8,110,121
                                                                  ------------

HEALTH SERVICES/TECHNOLOGY -- 12.5%
--------------------------------------------------------------------------------
Alpharma, Inc.                                  16,700                 587,631
Andrx Corp.*                                    18,200                 869,050
Apria Healthcare Group, Inc.*                   44,200                 698,913
Barr Laboratories, Inc.*                        33,460               1,014,256

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        October 31, 1999

ISSUER                                        SHARES                   VALUE
--------------------------------------------------------------------------------
HEALTH SERVICES/TECHNOLOGY (cont'd)
--------------------------------------------------------------------------------
Gilead Sciences, Inc.*                           5,800            $    366,487
Idec Pharmaceuticals Corp.*                      3,100                 360,181
Idex Corp.                                      22,100                 544,213
Leukosite, Inc.*                                25,800                 717,563
Medimmune, Inc.*                                10,410               1,165,920
Medquist, Inc.*                                 22,620                 723,840
Resmed, Inc.*                                   24,600                 851,775
Roberts Pharmaceutical Corp.*                   74,900               2,415,525
Ventana Medical Systems, Inc.*                  23,377                 469,001
Xomed Surgical Products, Inc.*                  22,700               1,380,444
                                                                  ------------
                                                                    12,164,799
                                                                  ------------
INDUSTRIAL SERVICES -- 1.2%
--------------------------------------------------------------------------------
Gentex Corp.*                                   18,200                 312,812
Harmonic, Inc.*                                  5,000                 296,875
Waste Connections, Inc.*                        34,455                 531,899
                                                                  ------------
                                                                     1,141,586
                                                                  ------------
PROCESS INDUSTRIES -- 5.1%
--------------------------------------------------------------------------------
Alliant Techsystems, Inc.*                       7,600                 467,400
Aptargroup, Inc.                                40,595               1,090,991
Mettler Toledo International, Inc.*             31,500                 939,094
Micrel, Inc.*                                   29,600               1,609,500
Precision Drilling Corp.*                       35,100                 813,881
                                                                  ------------
                                                                     4,920,866
                                                                  ------------
RETAIL -- 5.0%
--------------------------------------------------------------------------------
Linens `n Things, Inc.*                         28,410               1,129,298
O'Reilly Automotive, Inc.*                      17,200                 750,350
Sportsline USA, Inc.*                           11,400                 409,688
Tiffany & Co.                                    4,930                 293,335
Zale Corp.*                                     23,400                 979,875
Zany Brainy, Inc.*                             100,500               1,243,688
                                                                  ------------
                                                                     4,806,234
                                                                  ------------
TECHNOLOGY SERVICES -- 11.8%
--------------------------------------------------------------------------------
Bisys Group, Inc.*                              18,520                 944,520
Dallas Semiconducter Corp.                      14,000                 824,250
Electronics For Imaging, Inc.*                  24,580                 990,881
Exodus Communications, Inc.*                    14,400               1,238,400
High Speed Access Corp.*                        12,206                 321,170
Legato Systems, Inc.*                           38,690               2,079,588
Mercury Interactive Corp.*                      39,660               3,217,418
Microstrategy, Inc.*                             5,200                 502,450
National Instruments Corp.*                     43,900               1,319,744
                                                                  ------------
                                                                    11,438,421
                                                                  ------------
TRANSPORTATION -- 3.3%
--------------------------------------------------------------------------------
CH Robinson Worldwide                           28,700                 970,419
CNF Transportation, Inc.                        26,600                 879,462

Eagle U.S.A. Airfreight, Inc.*                  46,362               1,367,679
                                                                  ------------
                                                                     3,217,560
                                                                  ------------
TOTAL INVESTMENTS
  (Identified Cost
  $70,098,484)                                    97.4%             94,455,959
OTHER ASSETS,
  LESS LIABILITIES                                 2.6               2,495,359
                                                 -----            ------------
NET ASSETS                                       100.0%           $ 96,951,318
                                                 =====            ============


* Non income producing securities

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1999
================================================================================
ASSETS:

Investments at value (Note 1A) (Identified Cost, $70,098,484)      $94,455,959
Dividends receivable                                                     5,152
Receivable for investments sold                                      4,223,804
--------------------------------------------------------------------------------
  Total assets                                                      98,684,915
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    1,017,220
Payable to custodian                                                   548,533
Payable to affiliates-- Management fees (Note 2)                        61,359
Accrued expenses and other liabilities                                 106,485
--------------------------------------------------------------------------------
  Total liabilities                                                  1,733,597
--------------------------------------------------------------------------------
NET ASSETS                                                         $96,951,318
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                           $96,951,318
================================================================================


SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1999
================================================================================
INVESTMENT INCOME:

Dividend income
  (net of foreign withholding tax of $2,492)       $  311,420
Interest income                                       161,772
--------------------------------------------------------------------------------
                                                                   $  473,192

EXPENSES:
Management fees (Note 2)                            1,112,230
Custody and fund accounting fees                       88,181
Legal fees                                             30,474
Audit fees                                             28,293
Trustees fees                                           6,034
Other                                                   7,848
--------------------------------------------------------------------------------
  Total expenses                                                    1,273,060
--------------------------------------------------------------------------------
Net investment loss                                                  (799,868)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions     16,500,537
Unrealized appreciation of investments             18,520,946
--------------------------------------------------------------------------------
    Net realized and unrealized gain on investments                35,021,483
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $34,221,615
================================================================================

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED
                                                         OCTOBER 31,
                                                -----------------------------
                                                    1999             1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss                             $   (799,868)   $ (1,122,896)
Net realized gain (loss) on investment
  transactions                                    16,500,537      (9,691,394)
Unrealized appreciation (depreciation)
  of investments                                  18,520,946     (27,795,086)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 34,221,615     (38,609,376)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)              22,851,267     260,666,527
Value of withdrawals                            (154,792,807)    (76,983,925)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                     (131,941,540)    183,682,602
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS:           (97,719,925)    145,073,226
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              194,671,243      49,598,017
--------------------------------------------------------------------------------
End of period                                   $ 96,951,318    $194,671,243
================================================================================


SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                    TEN MONTHS                 JUNE 21, 1995
                                                                       ENDED                   (COMMENCEMENT
                                                YEAR ENDED          OCTOBER 31,  YEAR ENDED   OF OPERATIONS)
                                               OCTOBER 31,             1997     DECEMBER 31,  TO DECEMBER 31,
                                             1999        1998        (Note 1F)      1996           1995
============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                          $96,951     $194,671       $49,598      $47,142        $ 4,989
Ratio of expenses to average
  net assets                                  0.86%        0.88%         0.85%*       0.61%          0.00%*
Ratio of net investment income
  (loss) to average net assets               (0.54)%      (0.50)%       (0.37)%     *0.15%           1.22%*
Portfolio turnover                             104%          51%          108%          89%            41%

Note: If Agents of the Portfolio had not  voluntarily  waived a portion of their fees and assumed  Portfolio expenses  for the  periods  indicated  and had  expenses  been  limited to that  required  by certain  state securities laws for the period ended December 31, 1995, the ratios would have been as follows:

RATIOS:

Expenses to average net assets                0.86%        0.88%         1.04%*       1.17%          2.50%*
Net investment loss to average
net assets                                   (0.54)%      (0.50)%       (0.56)%*     (0.41)%        (1.28)%*
============================================================================================================

* Annualized

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Small Cap Growth Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank N.A., ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

     On November 1, 1997 CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amount of $15,439,632, $38,272,468, $75,166,816 and
$37,432,299  including  $2,166,532,   $5,841,516,  $11,815,501  and  $5,364,662,
respectively of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets, are included in the year ended October 31, 1998 "Proceeds from contributions" in the Statement of Changes in Net Assets.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

     B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

     C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

     E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     F. CHANGE IN FISCAL YEAR END During fiscal year 1997, the Portfolio changed its fiscal year end from December 31 to October 31.

     G. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolios' business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub- Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

     The management fees paid to Citibank, amounted to $1,112,230 for the year ended October 31, 1999. The management fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  short-term   obligations,   aggregated   $148,954,353  and   $277,231,568,
respectively, for the year ended October 31, 1999.

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $70,383,477
================================================================================
Gross unrealized appreciation                                     $26,549,552
Gross unrealized depreciation                                      (2,477,070)
--------------------------------------------------------------------------------
Net unrealized appreciation                                       $24,072,482
================================================================================

5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended October 31, 1999, the commitment fee allocated to the Portfolio was $365. Since the line of credit was established, there have been no borrowings.

SMALL CAP GROWTH PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE "TRUST"), WITH RESPECT TO ITS SERIES, SMALL CAP GROWTH PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Small Cap Growth Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at October 31, 1999, and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits

     We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion

     In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1999, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles

PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
December 14, 1999

                      This page intentionally left blank.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
C. Oscar Morong Jr
E. Kirby Warren
William S. Woods Jr

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

 * AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR
** AFFILIATED PERSON OF INVESTMENT MANAGER

INVESTMENT MANAGER
(of Small Cap Growth Portfolio)
Citibank, N.A
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

                       THE CITIFUNDS FAMILY

                       LARGE CAP STOCKS
                     o CitiFunds Growth & Income Portfolio
                     o CitiFunds Large Cap Growth Portfolio

                       SMALL CAP STOCKS
                     o CitiFunds Small Cap Value Portfolio
                     o CitiFunds Small Cap Growth Portfolio

                       INTERNATIONAL STOCKS
                     o CitiFunds International Growth & Income Portfolio
                     o CitiFunds International Growth Portfolio

                       GROWTH WITH INCOME
                     o CitiFunds Balanced Portfolio

                       BONDS
                     o CitiFunds Short-Term U.S. Government Income Portfolio
                     o CitiFunds Intermediate Income Portfolio
                     o CitiFunds National Tax Free Income Portfolio
                     o CitiFunds California Tax Free Income Portfolio
                     o CitiFunds New York Tax Free Income Portfolio

                       MONEY MARKETS
                     o CitiFunds Cash Reserves
                     o CitiFunds U.S. Treasury Reserves
                     o CitiFunds Tax Free Reserves
                     o CitiFunds California Tax Free Reserves
                     o CitiFunds Connecticut Tax Free Reserves
                     o CitiFunds New York Tax Free Reserves

This report is prepared for the information of shareholders of CitiFunds Small Cap Growth Portfolio. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Small Cap Growth Portfolio.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds Small Cap Growth Portfolio, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.


(C)1999 Citicorp            Printed on recycled paper               CFA/SCG/1099

                                               ANNUAL REPORT o OCTOBER 31, 1999

CITIFUNDS (SM)

Small Cap Value Portfolio


--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

                                SMALL CAP STOCKS

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     4
--------------------------------------------------------------------------------
Portfolio Highlights                                                           5
--------------------------------------------------------------------------------
Fund Performance                                                               6
--------------------------------------------------------------------------------

CITIFUNDS SMALL CAP VALUE PORTFOLIO

Statement of Assets and Liabilities                                            7
--------------------------------------------------------------------------------
Statement of Operations                                                        8
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             9
--------------------------------------------------------------------------------
Financial Highlights                                                          10
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 12
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  15
--------------------------------------------------------------------------------

SMALL CAP VALUE PORTFOLIO

Portfolio of Investments                                                      16
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           18
--------------------------------------------------------------------------------
Statement of Operations                                                       18
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            19
--------------------------------------------------------------------------------
Financial Highlights                                                          19
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 20
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  23
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholder:

     Although the small cap stock market returned 14.87% as measured by the Russell 2000 Index over the 12-month reporting period ended October 31, 1999, value-oriented small cap stocks significantly underperformed the averages.

     Economic conditions during the reporting period were characterized by strong growth both in the United States and overseas, leading to higher U.S. interest rates toward the end of the reporting period. In this environment, small cap investors focused primarily on growth-oriented technology and Internet stocks and, despite increasingly attractive valuations, stayed away from value-oriented stocks.

     Throughout the reporting period, the Fund's investment subadviser, Franklin Advisory Services, LLC continued to manage CitiFundsSM Small Cap Value Portfolio with the goal of achieving its investment objective of providing long-term capital growth.

     This report reviews the Fund's investment activities and performance during the reporting period and provides a summary of the subadviser's perspective ~on and outlook for the small cap sector of the U.S. stock market. On behalf~of the Board of Trustees, I want to thank you for your continued confidence and participation.

Sincerely,

/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
November 15, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

     WHILE THE SMALL CAP SECTOR EXPERIENCED POSITIVE OVERALL RETURNS FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 1999, IT WAS A DIFFICULT TIME FOR SMALL CAP VALUE STOCKS. (Value investing consists of identifying securities of companies that are believed to be undervalued but have good longer term business prospects. Growth investing consists of investing in companies with historically strong and relatively predictable earnings growth rates.) Small cap value stocks lagged the growth stock sector, which strongly benefited from continued speculation in Internet companies.

     With the exception of technology stocks, the differences in valuations between large cap stocks and small cap stocks and between growth stocks and value stocks have widened to historical proportions. In fact, at current valuation levels, the Portfolio's management believes that many small cap value stocks are attractively priced in relation to the overall market. However, many investors have not yet shifted their attention to this neglected area of the market.

     In management's opinion, investors have largely ignored the small cap value sector due to the focus on liquidity. (Liquidity is the ability to buy or sell a security quickly and in large volume without substantially affecting its price.) Shares of larger companies tend to be more liquid than shares of smaller companies.

     In addition, while prevailing economic conditions have generally been positive--including strong economic growth, low inflation, robust consumer spending and rising demand for U.S. exports--many investors have become concerned that inflationary pressures might resurface in the near future. In fact, in an attempt to forestall a potential reacceleration of inflation, the Federal Reserve Board (the "Fed") raised interest rates twice during the summer of 1999.

     THE U.S. EQUITY MARKETS WERE CHARACTERIZED BY HIGH LEVELS OF VOLATILITY PRIMARILY DUE TO CONCERNS REGARDING THE DIRECTION AND MAGNITUDE OF INTEREST RATE CHANGES. As a result, many investors have continued to favor large, liquid stocks offering long records of consistent earnings growth. In fact, most of the small cap stocks that provided attractive returns were highly valued Internet companies that investors believed had positive future potential but had not yet turned a profit. In this environment, CitiFunds Small Cap Value Portfolio maintained its consistent focus on small cap, value-oriented companies that met its investment criteria. In recognition of investors' preference for large cap stocks over small cap stocks, the Fund's management carefully and gradually increased the market capitalization of the Fund's holdings toward the high end of its range to approximately $1.5 billion. Management has also reduced the number of individual holdings in the Fund over the past six months, from about 80 at the end of April 1999 to approximately 65 as of October 31, 1999.

     By holding fewer companies, management has been able to establish larger positions in the companies that, in their view, should continue to positively contribute to the Portfolio's performance. However, management has been careful to maintain diversification by limiting the holdings of any single industry to not more than 25% of the Portfolio and any single position to 5% of the Portfolio at the time of purchase.

     The Portfolio's management selects investments through intensive company-by-company analysis. This bottom-up approach led to changes in certain sector concentrations during the reporting period. (Bottom-up investment management de-emphasizes the significance of economic and market cycles and focuses instead on the analysis of individual stocks.) For example, management found several attractively valued companies in the financial services industry, which includes banks, brokerage firms and insurers. Management believes that the recent repeal of Depression-era laws separating the banking, brokerage and insurance businesses should create a number of merger and acquisition opportunities in the financial industry. These proposed actions should, in the opinion of management, have the greatest impact on life insurance companies viewed as potential acquisitions by larger and better capitalized financial institutions.

     The Fund's management also increased its holdings in manufacturing companies during the reporting period. Many of the industrial companies held by the Fund have excellent fundamentals and strong records of earnings growth. These securities also have been available at prices that are typically associated with recessionary conditions, even though there is no recession in sight.

     IN MANAGEMENT'S OPINION, IT IS IMPOSSIBLE TO PREDICT WHEN SMALL CAP VALUE STOCKS SHOULD RECEIVE GREATER INVESTOR FOCUS. Their view is that patience is the key to investing in difficult markets such as the small cap value market. According to management, today's equity markets should be viewed in light of many of the same factors that characterized the equity market in the early 1970s, when investors focused almost exclusively on the "nifty fifty," a group of large and highly visible companies. By the late 1970s, however, this select group of stocks had fallen sharply from their lofty valuations, and many investors turned their attention to reasonably priced companies with sound fundamentals.

     The Portfolio's management expects heightened market volatility to continue through the end of 1999. Management believes that investor uncertainty regarding inflation and interest rates may be compounded by Y2K-related concerns as the year end approaches. Over the longer term, however, management believes that many small cap value companies are bargains at current prices. According to management, when investors once again recognize that the small cap companies in the Portfolio represent very attractive values, prices should rebound strongly.

FUND FACTS

FUND OBJECTIVE
Long-term capital growth; dividend income, if any, is incidental to this investment objective.

INVESTMENT MANAGER,                          DIVIDENDS
Small Cap Value Portfolio                    Paid semi-annually, if any
Citibank, N.A.
                                             CAPITAL GAINS
PORTFOLIO SUBADVISER                         Distributed annually, if any
Franklin Advisory Services, LLC
                                             BENCHMARKS
COMMENCEMENT OF OPERATIONS                   o Lipper Small Cap Funds Average*
March 2, 1998                                o Russell 2000(R) Value Index**

NET ASSETS AS OF 10/31/99

Class A shares
$17.7 million
Class B shares
$135,411

* The Lipper Small Cap Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

** The Russell  2000(R) Value Index  measures the  performance  of those Russell
   2000 companies with lower price to book ratios and lower forecasted growth values.

PORTFOLIO HIGHLIGHTS

TOP TEN EQUITY HOLDINGS AS OF OCTOBER 31, 1999

COMPANY, INDUSTRY                                               % OF NET ASSETS

JLG Industries Inc., Producer Manufacturing                          4.34%
--------------------------------------------------------------------------------
Timberland Co., Consumer Non-Durables                                3.58%
--------------------------------------------------------------------------------
Presidential Life Corp., Finance                                     3.56%
--------------------------------------------------------------------------------
Timken Co., Producer Manufacturing                                   3.16%
--------------------------------------------------------------------------------
RPM Inc., Process Industries                                         2.63%
--------------------------------------------------------------------------------
Wolverine World Wide Inc., Consumer Non-Durables                     2.58%
--------------------------------------------------------------------------------
Global Industrial Technologies Inc., Producer Manufacturing          2.55%
--------------------------------------------------------------------------------
Professionals Group Inc., Finance                                    2.54%
--------------------------------------------------------------------------------
Fritz Companies Inc., Transportation                                 2.43%
--------------------------------------------------------------------------------
Atwood Oceanics Inc., Industrial Services                            2.28%
--------------------------------------------------------------------------------

PORTFOLIO DIVERSIFICATION AS OF OCTOBER 31, 1999

Technical Services             2%
Consumer                      14%
Producer Manufacturing        23%
Retail Trade                   3%
Process Industries             5%
Non-Energy Minerals            4%
Finance                       18%
Commercial Services            1%
Health Technology              2%
Electronic Technology          3%
Energy Minerals                2%
*Short-term                    2%
Transportation                12%
Industrial Services            9%

* Includes cash and net other assets

CITIFUNDS SMALL CAP VALUE PORTFOLIO
FUND PERFORMANCE
TOTAL RETURNS

                                                                     SINCE
                                                       ONE           3/2/98
ALL PERIODS ENDED OCTOBER 31, 1999                     YEAR        (INCEPTION)*
================================================================================
CitiFunds  Small Cap  Value  Portfolio (Class A)
  without sales charge                                (4.33)%       (20.32)%
Lipper Small Cap Funds Average                        25.06%         2.25%+
Russell  2000(R) Value Index                           0.72%        (8.99)%+
CitiFunds Small Cap Value Portfolio (Class A)
  with maximum sales charge of 5.00%                  (9.11)%       (22.73)%
CitiFunds Small Cap  Value Portfolio (Class B)
  without  deferred  sales charge                        --         (8.96)%#**
Lipper Small Cap Funds Average                           --          8.25%++**
Russell 2000(R) Value Index                              --         (4.92)%++**

CitiFunds Small
Cap Value Portfolio (Class B)
  with maximum deferred sales charge of 5.00%            --         (13.51)%#**

  * Average Annual Total Return
 ** Not Annualized
  + From 2/28/98
 ++ From 12/31/98
  # Commencement of Operations 1/4/99

GROWTH OF A $10,000 INVESTMENT


[The following table represents a chart in the printed material]


    DATE         CITIFUNDS SMALL CAP VALUE         LIPPER SMALL CAP FUNDS AVG.       RUSSELL 2000 VALUE INDEX
    ----         -------------------------         ---------------------------       ------------------------
   3/2/98                  $9,500                            $10,000                          $10,000
   3/31/98                 $9,861                            $10,465                          $10,406
   4/30/98                 $9,823                            $10,551                          $10,457
   5/31/98                 $9,234                            $9,956                           $10,086
   6/30/98                 $8,816                            $10,034                          $10,030
   7/31/98                 $7,819                            $9,313                           $9,245
   8/31/98                 $6,394                            $7,449                           $7,797
   9/30/98                 $6,489                            $8,123                           $8,237
  10/31/98                 $6,802                            $8,445                           $8,482
  11/30/98                 $6,811                            $8,992                           $8,712
  12/31/98                 $7,020                            $9,651                           $8,985
   1/31/99                 $6,944                            $9,687                           $8,782
   2/28/99                 $6,232                            $8,896                           $8,182
   3/31/99                 $6,232                            $9,069                           $8,115
   4/30/99                 $6,906                            $9,650                           $8,856
   5/31/99                 $7,172                            $9,835                           $9,127
   6/30/99                 $7,533                            $10,489                          $9,458
   7/31/99                 $7,429                            $10,415                          $9,234
   8/31/99                 $7,087                            $10,138                          $8,896
   9/30/99                 $6,754                            $10,173                          $8,718
  10/31/99                 $6,507                            $10,379                          $8,543


A $10,000 investment in the Fund made on inception date would have declined to $6,507 with sales charge (as of 10/31/99). The graph shows how the Fund compares to its benchmarks over the same period.

The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors, and reflect voluntary fee waivers which may be terminated at anytime. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 5.00% went into effect January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS SMALL CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1999
================================================================================
ASSETS:
Investment in Small Cap Value Portfolio, at value (Note 1A)        $18,181,050
Receivable from Sub-Administrator                                       57,118
--------------------------------------------------------------------------------
  Total assets                                                      18,238,168
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                  403,130
Accrued expenses and other liabilities                                  37,467
--------------------------------------------------------------------------------
  Total liabilities                                                    440,597
--------------------------------------------------------------------------------
NET ASSETS                                                         $17,797,571
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $34,491,874
Unrealized depreciation                                            (12,270,554)
Accumulated net realized loss                                       (4,423,749)
--------------------------------------------------------------------------------
  Total                                                            $17,797,571
================================================================================
COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share ($17,662,160/2,577,385 shares outstanding)     $6.85
Offering Price per share ($6.85 / 0.95)                                  $7.21*
================================================================================
CLASS B SHARES:
Net Asset Value per share and offering price
($135,411/19,892 shares outstanding)                                     $6.81**
================================================================================
 * Based upon single purchases of less than $25,000.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 See notes to financial statements

CITIFUNDS SMALL CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1999
================================================================================
INVESTMENT INCOME (Note 1B):
Dividend Income from Small Cap Value Portfolio         $  280,492
Interest Income from Small Cap Value Portfolio             24,062
Allocated Expenses from Small Cap Value Portfolio        (222,935)
--------------------------------------------------------------------------------
                                                                      $  81,619
EXPENSES:
Management fees (Note 2)                                   64,246
Service fees Class A (Note 3)                              64,060
Service fees Class B (Note 3)                                 744
Transfer agent fees                                        42,281
Legal fees                                                 32,735
Custody and fund accounting fees                           25,184
Registration fees                                          18,490
Shareholder reports                                        16,052
Audit fees                                                 14,560
Trustees fees                                               5,231
Other                                                         868
--------------------------------------------------------------------------------
  Total expenses                                          284,451
Less expenses assumed by the Sub-Administrator (Note 6)   (57,118)
Less aggregate amount waived by the Manager (Note 2)      (64,246)
--------------------------------------------------------------------------------
  Net expenses                                                          163,087
--------------------------------------------------------------------------------
Net investment loss                                                     (81,468)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
SMALL CAP VALUE PORTFOLIO:
Net realized loss                                      (6,044,888)
Unrealized appreciation                                 5,143,558
--------------------------------------------------------------------------------
Net realized and unrealized loss from
  Small Cap Value Portfolio                                            (901,330)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $(982,798)
================================================================================

See notes to financial statements

CITIFUNDS SMALL CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE PERIOD
                                                                 MARCH 2, 1998
                                                                (COMMENCEMENT
                                                YEAR ENDED     OF OPERATIONS) TO
                                             OCTOBER 31, 1999   OCTOBER 31, 1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:

Net investment loss                             $    (81,468)   $   (112,586)
Net realized gain (loss)                          (6,044,888)      1,621,139
Unrealized appreciation (depreciation)             5,143,558     (17,414,112)
--------------------------------------------------------------------------------
Net decrease in net assets
resulting from operations                           (982,798)    (15,905,559)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                     --              --
Net realized gain                                         --              --
--------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholder  --              --
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
CLASS A
Net proceeds from sale of shares                   1,707,566      67,749,327
Net asset value of shares issued to shareholders
  from reinvestment of distributions                      --              --
Cost of shares repurchased                       (16,385,629)    (18,531,110)
--------------------------------------------------------------------------------
Total Class A                                    (14,678,063)     49,218,217
--------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                     152,569              --
Net asset value of shares issued to shareholders
  from reinvestment of distributions                      --              --
Cost of shares repurchased                            (6,795)             --
--------------------------------------------------------------------------------
Total Class B                                        145,774              --
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  transactions in shares of beneficial interest  (14,532,289)     49,218,217
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS            (15,515,087)     33,312,658
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               33,312,658              --
--------------------------------------------------------------------------------
End of period (Including undistributed
  net investment income of $0 and $0)           $ 17,797,571    $ 33,312,658
================================================================================

* January 4, 1999 (Commencement of Operations) to October 31, 1999.

See notes to financial statements

CITIFUNDS SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                             CLASS A
                                                  ------------------------------
                                                                FOR THE PERIOD
                                                                 MARCH 2, 1998
                                                               (COMMENCEMENT OF
                                                  YEAR ENDED     OPERATIONS) TO
                                                  OCTOBER 31,      OCTOBER 31,
                                                     1999            1998
================================================================================
Net Asset Value, beginning of period                 $7.16          $10.00
--------------------------------------------------------------------------------
Income From Operations:
Net investment loss                                 (0.023)+        (0.022)+
Net realized and unrealized loss on investments     (0.287)         (2.818)
--------------------------------------------------------------------------------
  Total from operations                             (0.310)         (2.840)
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                   --              --
Net realized gain on investments                        --              --
--------------------------------------------------------------------------------
  Total distributions                                   --              --
--------------------------------------------------------------------------------
Net Asset Value, end of period                       $6.85          $ 7.16
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)          $17,662          $33,313
Ratio of expenses to average net assets (A)           1.50%           1.50%*
Ratio of net investment loss to average net assets  (0.31)%          (0.39)%*
Total return                                        (4.33)%         (28.40)%**

Note: If Agents of the Fund had not voluntarily waived a portion of their fees, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share                      ($0.058)+       ($0.036)+
RATIOS:
Expenses to average net assets (A)                    1.97%           1.74%*
Net investment loss to average net assets            (0.79)%         (0.63)%*
================================================================================

*  Annualized
** Not Annualized
+ The per share amounts were computed using monthly average of shares during the period. (A) Includes the Fund's share of Small Cap Value Portfolio allocated expenses for the period indicated.

See notes to financial statements

CITIFUNDS SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                    CLASS B
                                                               -----------------
                                                                FOR THE PERIOD
                                                                JANUARY 4, 1999
                                                                 (COMMENCEMENT
                                                               OF OPERATIONS) TO
                                                               OCTOBER 31, 1999
================================================================================
Net Asset Value, beginning of period                                 $7.48
--------------------------------------------------------------------------------
Income From Operations:
Net investment loss                                                 (0.059)+
Net realized and unrealized loss on investments                     (0.611)
--------------------------------------------------------------------------------
  Total from operations                                             (0.670)
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                                   --
Net realized gain on investments                                        --
--------------------------------------------------------------------------------
  Total distributions                                                   --
--------------------------------------------------------------------------------
Net Asset Value, end of period                                       $6.81
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                           $135,411
Ratio of expenses to average net assets (A)                           2.25%*
Ratio of net investment loss to average net assets                   (1.06)%*
Total return                                                         (8.96)%**

Note: If Agents of the Fund had not voluntarily waived a portion of their fees, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share                                     $ (0.094)+
RATIOS:
Expenses to average net assets (A)                                    2.72%*
Net investment loss to average net assets                            (1.54)%*
================================================================================

  * Annualized
 ** Not Annualized
 + The per share amounts were computed using monthly average of shares during the period.
(A) Includes the Fund's share of Small Cap Value Portfolio allocated expenses for the period indicated.

See notes to financial statements

CITIFUNDS SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Small Cap Value Portfolio (the "Fund") is a separate diversified series of CitiFunds Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in Small Cap Value Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (21.1% at October 31, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.

     The Fund offers Class A and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Class A shares have a front-end, or initial sales charge effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charges, pay a higher ongoing distribution fee than Class A and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund, if the Fund were liquidated. Class A shares have lower expenses than Class B shares. For the period ended October 31, 1999, CFBDS, acting as the distributor, received $4,643 from sales of Class A and $7 in deferred sales charges from redemptions of Class B shares.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

     C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 1999, the Fund, for federal income tax purposes, had

CITIFUNDS SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

a capital loss carryover of $17,226,672, of which $7,280,447 will expire on October 31, 2006 and $9,946,225 will expire on October 31, 2007. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

     D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

     E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended October 31, 1999, the Fund reclassified $81,468 to accumulated net investment loss from paid in capital.

     F. OTHER All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs and has a separate Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

     The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.25% of the Fund's average daily net assets. The management fee amounted to $64,246 all of which was voluntarily waived for the year ended October 31, 1999.

     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

CITIFUNDS SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $64,060 for the year ended October 31, 1999. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The Service fees for Class B shares amounted to $744 for the year ended October 31, 1999. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the year ended October 31, 1999 aggregated $1,995,780 and $16,279,047, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                                  FOR THE PERIOD
                                                                   MARCH 2, 1998
                                                                   (COMMENCEMENT
                                                    YEAR ENDED    OF OPERATIONS)
                                                    OCTOBER 31,   TO OCTOBER 31,
                                                       1999            1998
================================================================================
CLASS A
Shares sold                                          234,291        6,804,115
Shares repurchased                                (2,310,393)      (2,150,628)
--------------------------------------------------------------------------------
Class A net increase (decrease)                   (2,076,102)       4,653,487
================================================================================
CLASS B*
Shares sold                                           20,822               --
Shares repurchased                                      (930)              --
--------------------------------------------------------------------------------
Class B net increase                                  19,892               --
================================================================================
* January 4, 1999 (Commencement of Operations) to October 31, 1999.

6. ASSUMPTION OF EXPENSES CFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the year ended October 31, 1999, which amounted to $57,118.

CITIFUNDS SMALL CAP VALUE PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE  TRUSTEES  AND THE  SHAREHOLDERS  OF  CITIFUNDS  TRUST II (THE  "TRUST"):
CITIFUNDS SMALL CAP VALUE PORTFOLIO

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiFunds Small Cap Value Portfolio (the "Fund"), a series of CitiFunds Trust II, at October 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 14, 1999

SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        October 31, 1999

ISSUER                                        SHARES                   VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.6%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 1.4%
--------------------------------------------------------------------------------
Reynolds & Reynolds Co.                         62,300            $  1,133,081
                                                                  ------------

CONSUMER DURABLE GOODS -- 2.1%
--------------------------------------------------------------------------------
D.R. Horton Inc.                                60,300                 712,294
Engle Homes Inc.                                38,100                 385,763
Flexsteel Industries Inc.                       53,000                 702,250
                                                                  ------------
                                                                     1,800,307
                                                                  ------------
CONSUMER NON-DURABLES -- 10.9%
--------------------------------------------------------------------------------
Dimon Inc.                                     135,000                 472,500
Scweitzer-Mauduit
  International Inc.                            13,600                 162,350
Sola International Inc.*                        60,600                 848,400
Standard Commercial Corp.                      439,400               1,318,200
Timberland Co.*                                 61,300               3,026,687
Tropical Sportswear International Corp.*        60,000               1,192,500
Wolverine World Wide Inc.                      212,200               2,175,050
                                                                  ------------
                                                                     9,195,687
                                                                  ------------
CONSUMER SERVICES -- 1.5%
--------------------------------------------------------------------------------
Aztar Corp.*                                   129,000               1,249,687
                                                                  ------------

ELECTRONIC TECHNOLOGY -- 2.9%
--------------------------------------------------------------------------------
Aehr Test Systems*                              88,900                 405,606
ESCO Electronics Corp.*                         76,600                 895,263
Spacehab Inc.*                                 217,400               1,114,175
                                                                  ------------
                                                                     2,415,044
                                                                  ------------

ENERGY MINERALS -- 1.8%
--------------------------------------------------------------------------------
Nuevo Energy Co.*                              106,800               1,515,225
                                                                  ------------

FINANCE -- 17.6%
--------------------------------------------------------------------------------
Acceptance Insurance Co.*                       67,600                 975,975
American National Insurance Co.                 27,800               1,904,300
Harleysville Group, Inc.                        58,500                 998,156
MMI Companies Inc.                              99,400                 813,837
Matrix Bancorp*                                 77,800                 943,325
PBOC Holdings Inc.                             *85,000                 754,375
PMI Group Inc.                                  26,250               1,361,719
Penn-America Group Inc.                        102,100                 740,225
Presidential Life Corp.                        163,500               3,004,313
Professionals Group Inc.*                       89,200               2,146,375
Seibels Bruce Group Inc.*                       44,500                  97,344
Stancorp FinancialGroup Inc.                    45,000               1,141,875
                                                                  ------------
                                                                    14,881,819
                                                                  ------------

HEALTH TECHNOLOGY -- 2.1%
--------------------------------------------------------------------------------
West Pharmaceutical
Services Inc.                                   52,300               1,807,619
                                                                  ------------

INDUSTRIAL SERVICES-- 8.8%
--------------------------------------------------------------------------------
Atwood Oceanics Inc.*                           66,300               1,926,844
ENSCO International Inc.                        72,700               1,408,563
Perini Corp.*                                   56,400                 225,600
R&B Falcon Corp.*                              114,640               1,425,835
Rowan Companies Inc.*                          107,400               1,671,413
Santa Fe International Corp.                    37,000                 779,313
                                                                  ------------
                                                                     7,437,568
                                                                  ------------

NON-ENERGY MINERALS -- 4.0%
--------------------------------------------------------------------------------
LTV Corp.                                      399,700               1,448,913
Lone Star Technologies Inc.*                    66,300               1,388,156
Southdown Inc.                                  11,500                 555,594
                                                                  ------------
                                                                     3,392,663
                                                                  ------------

PROCESS INDUSTRIES -- 4.8%
--------------------------------------------------------------------------------
Lancaster Colony Corp.                          37,400               1,306,663
RPM Inc.                                       186,300               2,223,956
Tuscarora Inc.                                  41,600                 514,800
                                                                  ------------
                                                                     4,045,419
                                                                  ------------

PRODUCER MANUFACTURING -- 23.5%
--------------------------------------------------------------------------------
Baldor Electric Co.                             86,500               1,681,344
Circor International Inc.                       34,650                 329,175
Commercial Intertech Corp.                      50,800                 644,525
Commonwealth Industries Inc.                   102,600               1,026,000
Global Industrial Technologies Inc.*           175,500               2,149,875
JLG Industries Inc.                            286,000               3,664,375
Kaydon Corp.                                    28,000                 694,750
Keystone Consolidated Industries Inc.*          32,500                 162,500
Myers Industries Inc.                          102,330               1,439,015
Patrick Industries Inc.                         58,700                 623,687
Superior Industries International Inc.          69,300               1,849,443
Teleflex Inc.                                   23,000                 783,437

SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        October 31, 1999

ISSUER                                        SHARES                   VALUE
--------------------------------------------------------------------------------
Timken Co.                                     148,800            $  2,669,100
Tower Automotive Inc.                           79,000               1,288,687
Watts Industries Inc.                           62,400                 854,100
                                                                  ------------
                                                                    19,860,013
                                                                  ------------

RETAIL TRADE -- 3.0%
--------------------------------------------------------------------------------
Schultz Sav-O Stores Inc.                      108,850               1,605,537
Syms Corp.*                                    163,400                 898,700
                                                                  ------------
                                                                     2,504,237
                                                                  ------------

TECHNOLOGY SERVICES -- 1.5%
--------------------------------------------------------------------------------
Ultrak Inc.*                                   232,700               1,294,394

TRANSPORTATION -- 11.7%
--------------------------------------------------------------------------------
Air Express International Corp.                 48,600               1,293,975
Atlantic Coast AirlinesHoldings*                39,200                 911,400
Fritz Companies Inc.*                          183,400               2,051,788
Kenan Transport Co.                             57,100               1,827,200
Midwest Express Holdings Inc.*                  56,000               1,641,500
Motor Cargo Industries Inc.*                   136,000                 824,500
Tidewater Inc.                                  44,400               1,332,000
                                                                  ------------
                                                                     9,882,363
                                                                  ------------

TOTAL COMMON STOCKS
(Identified Cost $96,863,565)                                       82,415,126
                                                                  ------------


SHORT-TERM OBLIGATIONS -- 0.7%
--------------------------------------------------------------------------------
State Street Bank & Trust
  Repurchase  Agreement
  4.25% due 11/01/99
  proceeds at maturity
  $594,000 (collateralized  by
  $600,000 Federal National
  Mortgage Association
  6.00% due 7/16/01;
  valued at $609,120)                                             $    594,000
                                                                  ------------
TOTAL INVESTMENTS
  (Identified Cost
  $97,457,565)                                    98.3%             83,009,126
OTHER ASSETS,
  LESS LIABILITIES                                 1.7               1,418,289
                                               -------            ------------
NET ASSETS                                       100.0%           $ 84,427,415
                                               =======            ============

* Non-income producing

See notes to financial statements

SMALL CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1999

================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $97,457,565)       $83,009,126
Cash                                                                        405
Receivable for investments sold                                       1,721,713
Dividend and interest receivable                                         20,597
--------------------------------------------------------------------------------
  Total assets                                                       84,751,841
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                       145,298
Payable to affiliates-- Management fees (Note 2)                         14,810
Accrued expenses and other liabilities                                  164,318
--------------------------------------------------------------------------------
  Total liabilities                                                     324,426
--------------------------------------------------------------------------------
NET ASSETS                                                          $84,427,415
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                            $84,427,415
================================================================================


SMALL CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1999
================================================================================
Dividend income                                    $1,428,171
Interest income                                       120,964
--------------------------------------------------------------------------------
                                                                     $1,549,135

EXPENSES:
Management fees (Note 2)                              991,045
Custody and fund accounting fees                       79,436
Legal fees                                             29,678
Audit fees                                             27,890
Trustee fees                                            6,234
Other                                                   6,505
--------------------------------------------------------------------------------
  Total expenses                                                      1,140,788
--------------------------------------------------------------------------------
Net investment income                                                   408,347
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Unrealized appreciation of investments             30,267,299
Net realized loss from investment transactions    (32,586,180)
--------------------------------------------------------------------------------
Net realized and unrealized loss on investments                      (2,318,881)
--------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations                $(1,910,534)
================================================================================

See notes to financial statements

SMALL CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE PERIOD
                                                               NOVEMBER 1, 1997
                                                                 (COMMENCEMENT
                                                 YEAR ENDED    OF OPERATIONS) TO
                                                 OCTOBER 31,       OCTOBER 31,
                                                    1999              1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
Net investment income                           $    408,347    $    433,451
Net realized gain (loss) on investment
  transactions                                   (32,586,180)     12,366,831
Unrealized appreciation (depreciation)
  of investments                                  30,267,299     (75,028,999)
--------------------------------------------------------------------------------
Net decrease in net assets resulting
  from operations                                 (1,910,534)    (62,228,717)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)              11,738,321     434,934,898
Value of withdrawals                             (96,265,899)   (201,840,654)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                      (84,527,578)    233,094,244
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS:           (86,438,112)    170,865,527
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              170,865,527              --
--------------------------------------------------------------------------------
End of period                                   $ 84,427,415    $170,865,527
================================================================================


SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                FOR THE PERIOD
                                                               NOVEMBER 1, 1997
                                                                 (COMMENCEMENT
                                                 YEAR ENDED    OF OPERATIONS) TO
                                                 OCTOBER 31,       OCTOBER 31,
                                                    1999              1998
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)       $     84,427    $    170,866
Ratio of expenses to average net assets                 0.86%           0.89%
Ratio of net investment income
to average net assets                                   0.31%           0.22%
Portfolio turnover                                        37%             47%
================================================================================

See notes to financial statements

SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Small Cap Value Portfolio (the "Portfolio"), a separate series of Asset Allocation Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank N.A., ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

     On November 1, 1997, CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amounts of $16,913,632, $42,092,855, $81,236,129 and
$40,503,947  including  $2,712,350,   $7,246,592,  $14,228,135  and  $6,126,184,
respectively, of unrealized appreciation, to the Portfolio in exchange for an interest in the Portfolio. The total investable assets are included in the period November 1, 1997 (Commencement of Operations) to October 31, 1998 "Proceeds from contributions" in the Statement of Changes in Net Assets.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

     B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

     C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

     D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

     E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     F. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses on investment transactions are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank has delegated the daily management of the Portfolio to Franklin Advisory Services, LLC ("the Subadviser"). Citibank is a wholly owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

     The management fees paid to Citibank, amounted to $264,279 for the year ended October 31, 1999. Management fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets less the aggregate amount, if any, payable by the Portfolio pursuant to the Sub-Management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to the percentages of the aggregate assets of the Portfolio allocated to the
Subadviser:  0.55% on first $250  million  and 0.50% on  remaining  assets.

     The management fees paid to the Subadviser amounted to $726,766 for the year ended October 31, 1999.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  short-term   obligations,   aggregated   $47,478,723   and   $129,005,004,
respectively, for the year ended October 31, 1999.

SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1999, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $ 97,504,346
================================================================================
Gross unrealized appreciation                                      $  8,659,076
Gross unrealized depreciation                                       (23,154,296)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $(14,495,220)
================================================================================

5. LINE OF CREDIT The Portfolio, along with various other portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended October 31, 1999, the commitment fee allocated to the Portfolio was $324. Since the line of credit was established, there have been no borrowings.

SMALL CAP VALUE PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF ASSET ALLOCATION PORTFOLIOS (THE "TRUST"), WITH RESPECT TO ITS SERIES, SMALL CAP VALUE PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Small Cap Value Portfolio (the "Portfolio"), a series of Asset Allocation Portfolios, as at October 31, 1999, and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1999, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated, in accordance with U.S. generally accepted accounting principles.

PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
December 14, 1999

This page intentionally left blank.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
C. Oscar Morong Jr.
E. Kirby Warren
William S. Woods Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

 * AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR
** AFFILIATED PERSON OF INVESTMENT MANAGER

INVESTMENT MANAGER
(of Small Cap Value Portfolio)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

THE CITIFUNDS FAMILY

LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

SMALL CAP STOCKS
o CitiFunds Small Cap Value Portfolio
o CitiFunds Small Cap Growth Portfolio

INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio

MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves
o CitiFunds New York Tax Free Reserves

This report is prepared for the information of shareholders of CitiFunds Growth & Income Portfolio. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Growth & Income Portfolio.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds Growth & Income Portfolio which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.

(C)1999 Citicorp        [LOGO] Printed on recycled paper            CFA/SCV/1099

                                               ANNUAL REPORT o OCTOBER 31, 1999

CITIFUNDS (SM)


Growth & Income Portfolio


--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

                                LARGE CAP STOCKS

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     4
--------------------------------------------------------------------------------
Portfolio Highlights                                                           5
--------------------------------------------------------------------------------
Fund Performance                                                               6
--------------------------------------------------------------------------------

CITIFUNDS GROWTH & INCOME PORTFOLIO

Statement of Assets and Liabilities                                            7
--------------------------------------------------------------------------------
Statement of Operations                                                        8
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             9
--------------------------------------------------------------------------------
Financial Highlights                                                          10
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 12
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  15
--------------------------------------------------------------------------------

LARGE CAP VALUE PORTFOLIO

Portfolio of Investments                                                      16
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           17
--------------------------------------------------------------------------------
Statement of Operations                                                       17
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            18
--------------------------------------------------------------------------------
Financial Highlights                                                          18
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 19
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  22
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   Although the large cap sector of the U.S. stock market produced positive returns as measured by the Standard & Poor's 500 Index over the 12-month reporting period ended October 31, 1999, value-oriented stocks did not fare as well as growth-oriented stocks. In fact, competitive performance in the large cap sector was primarily limited to the top 25 or so stocks in the S&P 500.

   Economic conditions during the reporting period were characterized by strong growth both in the United States and overseas, leading to higher U.S. interest rates toward the end of the reporting period. In this environment, investors focused primarily on growth-oriented technology and Internet stocks and, except for a brief rally in the second quarter of 1999, stayed away from value-oriented stocks.

   On May 17, 1999, SSB Citi Fund Management LLC (formerly SSBC Fund Management Inc.) ("SSBC"), a wholly-owned subsidiary of Salomon Smith ~Barney Holdings Inc, assumed responsibilities as subadviser on CitiFunds Growth & Income Portfolio. SSBC continued to manage CitiFunds Growth & Income Portfolio with the goal of achieving its investment objective of providing current income and long-term capital growth.

   The CitiFunds Growth &~Income Portfolio held a Special Meeting of Shareholders on July 30, 1999, in which shareholders voted to transfer the assets of Growth &~Income Portfolio, an underlying investment company in which the Fund invest, to Large Cap Value Portfolio, an underlying investment company with a similar investment objective; and approve the selection of the Fund's accountant. All proposals were approved by shareholders. A~detail table pertaining to the shareholder's votes by proposals appear on page 3 of this Report.

   This report reviews the Portfolio's investment activities and performance during the 12 months ended October 31, 1999, and provides a summary of the subadviser's perspective on and outlook for the large cap, value-oriented sector of the U.S. stock market. On behalf of the Board of Trustees, I want to thank you for your continued confidence and participation.

Sincerely,

/s/Philip W. Coolidge
---------------------
Philip W. Coolidge
President
November 15, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

THE 12-MONTH PERIOD ENDED OCTOBER 31, 1999 WAS NOT REWARDING FOR VALUE STOCKS WHICH LAGGED THE GROWTH SECTOR, A DIRECT BENEFICIARY OF CONTINUED SPECULATION IN INTERNET STOCKS. (Value investing consists of identifying securities of companies that are believed to be undervalued but have good longer term business prospects. Growth investing consists of investing in companies with historically strong and relatively predictable earnings growth rates.) Because of the continued weakness of the overall stock market outside of the technology sector, the differences in valuations between growth and value stocks have widened to historical proportions. In fact, at current price levels, the Portfolio's management believes that many value-oriented stocks represent attractive bargains. While many investors began to recognize these values during a brief value-stock rally that took place in April and May of 1999, that rally subsequently gave way to a continuation of investors' narrow focus on a handful of large, established growth stocks primarily within the technology sector.

     Although prevailing economic conditions have generally been positive -- including strong economic growth, low inflation, robust consumer spending and a rising demand for U.S. exports -- many investors have become concerned that inflationary pressures might resurface in the near future. In fact, in an attempt to forestall a potential reacceleration of inflation, the Federal Reserve Board (the "Fed") raised interest rates twice during the summer of 1999. As a result, according to the Portfolio's management, investor confusion regarding the direction and magnitude of inflation and interest rate changes created high levels of volatility in the markets during that time.

     CitiFunds Growth & Income Portfolio maintained its consistent focus on value-oriented companies that met its investment criteria. The quantitative component of management's investment process screens for stocks that have market capitalizations of $5 billion or more, offer above-average dividend yields and appear to be inexpensively priced according to historical valuation measures. The Fund's management subjects each stock under consideration to intensive in-house analytical research that is supported by the insights of other investment professionals.

     Management selects investments through intensive company-by-company analysis. This bottom-up approach led to changes in certain sector concentrations during the reporting period. (Bottom-up investment management de-emphasizes the significance of economic and market cycles and focuses instead on the analysis of individual stocks.) For example, management found several attractively valued companies in the energy sector, which includes oil producers and exploration specialists. After languishing when oil prices fell over the past several years, these stocks have responded well to rising oil prices in 1999 so far. In addition, the Fund's management thinks that mergers and other cost-cutting strategies that were implemented when oil prices were low should help improve these companies' cash flows, much of which may be put to use through stock buyback programs or corporate acquisitions.

     The Portfolio also increased its holdings of insurance companies during the reporting period. Insurance stocks have been out of favor among investors because of overcapacity and resulting pricing pressures. Management focused on those insurance companies that are believed to be most likely to prosper over the long term as the industry begins to adjust to recent pricing pressures. On the other hand, management reduced the Portfolio's holdings of health care stocks after several investments in this area reached what they decided were fair valuations.

     The investment team recently detected encouraging signs that improved stock market performance may involve more than just a handful of companies. Management's view is that patience is the key to investing in difficult markets. Today's equity markets are characterized by many of the same factors that marked the equity markets in the early 1970s, when investors focused almost exclusively on the "nifty fifty," a group of large and highly visible companies. By the late 1970s, however, this select group of stocks had fallen sharply from their lofty valuations, and investors turned their attention to reasonably priced companies with sound fundamentals. In management's view, history is likely to repeat itself.

     The Fund's management expects heightened market volatility to continue through the end of 1999. Management also believes that investor uncertainty regarding inflation and interest rates may be compounded by Y2K-related concerns as the year ends. However, over the long-term, management remains convinced that large cap companies in the value sector are bargains at current prices. And while no guarantees can be given, when current interest rate uncertainty eases and investors once again recognize that the companies in the Portfolio represent very attractive values, prices should rebound strongly.

The following is a detail table pertaining to the shareholder vote by proposals (unaudited).


--------------------------------------------------------------------------------
                                                  FOR      AGAINST     ABSTAIN
                                                  ---      -------     -------

1. Transfer the assets to Large Cap
   Value Portfolio and dissolution of the
   Growth & Income Portfolio                  2,780,516    125,779     105,916

2. To vote on the selection of
   PricewaterhouseCoopers LLP as
   the independent accountants                2,858,852     59,546      93,813

FUND FACTS

FUND OBJECTIVE
Long-term capital growth and current income.

INVESTMENT MANAGER              DIVIDENDS
Citibank, N.A.                  Paid quarterly, if any

COMMENCEMENT OF OPERATIONS      CAPITAL  GAINS
March  2,  1998                 Distributed  annually,  if any

NET  ASSETS AS OF 10/31/99      BENCHMARKS
Class A shares                  o Standard & Poor's Barra Value Index*
$47.5 million                   o Lipper Growth & Income
                                  Funds Average**
Class B shares
$867,819

* The Standard & Poor's 500 Index ("S&P 500") is an index of U.S. common stocks and is used as a gauge of general U.S. stock market performance. The Standard & Poor's Barra Value Index represents the value stocks in the S&P 500.

** The Lipper Growth & Income Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

PORTFOLIO HIGHLIGHTS
================================================================================

TOP TEN EQUITY HOLDINGS AS OF OCTOBER 31, 1999

COMPANY,  INDUSTRY                                               % OF NET ASSETS

Chase  Manhattan  Bank Corp.,  Finance                                 3.69%
--------------------------------------------------------------------------------
Enron Corp.,  Utilities                                                3.53%
--------------------------------------------------------------------------------
Mobil Corp.,  Energy                                                   3.50%
--------------------------------------------------------------------------------
General  Electric Co., Capital Goods                                   3.45%
--------------------------------------------------------------------------------
Williams  Companies  Inc.,  Utilities                                  3.09%
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co., Healthcare                                   3.06%
--------------------------------------------------------------------------------
American Telephone & Telegraph Corp., Communication
  Equipment & Services                                                 3.02%
--------------------------------------------------------------------------------
American Home Products Corp., Healthcare                               3.01%
--------------------------------------------------------------------------------
Emerson Electronics  Co.,  Capital Goods                               2.98%
--------------------------------------------------------------------------------
Sprint Corp.,  Communication  Equipment & Services                     2.83%
--------------------------------------------------------------------------------

PORTFOLIO DIVERSIFICATION AS OF OCTOBER 31, 1999

[PIE CHART OMITTED]

Transportation                2%
Raw & Intermediate Materials  8%
Short-Term                    1%
Finance                      18%
Capital Goods                 9%
Energy                       13%
Consumer                     13%
Communication Equipment &
  Services                   11%
Utilities                    12%
Technology                    4%
Healthcare                    9%


*Includes cash and net other assets

CITIFUNDS GROWTH & INCOME PORTFOLIO
FUND PERFORMANCE

TOTAL RETURNS
                                                                     SINCE
                                                    ONE             3/2/98
ALL PERIODS ENDED OCTOBER 31, 1999                  YEAR           (INCEPTION)*
================================================================================
CitiFunds Growth & Income Portfolio (Class A)
   without sales charge                            14.63%             3.31%
Lipper Growth & Income Funds Average               17.55%             8.76%+
S&P Barra Value Index                              19.01%            10.39%+
CitiFunds Growth & Income Portfolio (Class A)
   with a maximum sales charge of 5.00%             8.90%             0.18%
CitiFunds Growth & Income Portfolio (Class B)
   without deferred sales charge..                    --              6.05%#**
Lipper Growth & Income Funds Average                  --              6.83%++**
S&P Barra Value Index                                 --              9.28%++**
CitiFunds Growth & Income Portfolio (Class B)
   with a maximum deferred sales charge of 5.00%      --              0.75%#**

 * Average Annual Total Return
** Not Annualized
 + From 2/28/98
++ From 12/31/98
 # Commencement of Operations 1/4/99

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown $10,029 with sales charge (as of 10/31/99). The graph shows how the Fund compares to its benchmarks over the same period.


[The following table represents a chart in the printed material]


     DATE           CITIFUNDS GROWTH & INCOME FUND              LIPPER GROWTH & INCOME FUNDS AVG.          S&P BARRA VALUE INDEX
     ----           ------------------------------              ---------------------------------          ---------------------

   2/28/98                      $10,000                                     $10,000                               $10,000
   3/31/98                      $9,956                                      $10,441                               $10,507
   4/30/98                      $9,985                                      $10,513                               $10,631
   5/31/98                      $9,624                                      $10,294                               $10,481
   6/30/98                      $9,624                                      $10,468                               $10,561
   7/31/98                      $9,158                                      $10,197                               $10,327
   8/31/98                      $7,665                                       $8,702                                $8,667
   9/30/98                      $7,997                                       $9,163                                $9,195
   10/31/98                     $8,749                                       $9,827                                $9,915
   11/30/98                     $9,035                                      $10,325                               $10,432
   12/31/98                     $9,371                                      $10,786                               $10,798
   1/31/99                      $9,629                                      $10,963                               $11,016
   2/28/99                      $9,409                                      $10,622                               $10,779
   3/31/99                      $9,670                                      $10,969                               $11,106
   4/30/99                      $10,578                                     $11,617                               $12,063
   5/31/99                      $10,636                                     $11,467                               $11,850
   6/30/99                      $10,897                                     $11,964                               $12,305
   7/31/99                      $10,466                                     $11,619                               $11,927
   8/31/99                      $10,083                                     $11,378                               $11,623
   9/30/99                      $9,616                                      $11,015                               $11,168
   10/31/99                     $10,029                                     $11,507                               $11,799




The graph includes the initial sales charge on the Fund (no comparable charge exists for other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS GROWTH & INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1999
================================================================================
ASSETS:
Investment in Large Cap Value Portfolio, at value (Note 1A)         $48,599,071
Receivable for shares of beneficial interest sold                        14,969
Receivable from Sub-Administrator                                        69,520
--------------------------------------------------------------------------------
  Total assets                                                       48,683,560
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                   306,762
Accrued expenses and other liabilities                                   58,100
--------------------------------------------------------------------------------
  Total liabilities                                                     364,862
--------------------------------------------------------------------------------
NET ASSETS                                                          $48,318,698
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $48,879,929
Unrealized depreciation                                                (567,285)
Accumulated net realized loss                                            (9,529)
Undistributed net investment income                                      15,583
--------------------------------------------------------------------------------
  Total                                                             $48,318,698
================================================================================
COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share ($47,450,879/4,546,358 shares outstanding)     $10.44
Offering price per share ($10.44 / 0.95)                                 $10.99*
================================================================================
CLASS B SHARES:
Net Asset Value per share and offering price ($867,819/83,289 shares
 outstanding)                                                            $10.42
================================================================================

*  Based upon single purchases of less than $25,000.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

CITIFUNDS GROWTH & INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1999
================================================================================
INVESTMENT INCOME (Note 1B):
Dividend  Income from Growth & Income  Portfolio         $857,273
Interest Income from Growth  &  Income  Portfolio          54,936
Allocated  Expenses  from  Growth & Income Portfolio     (357,069)
Dividend  Income  from Large Cap Value  Portfolio         261,324
Interest Income from Large Cap Value Portfolio             12,911
Allocated  Expenses from Large Cap Value Portfolio        (97,049)
--------------------------------------------------------------------------------
                                                                       $732,326

EXPENSES:
Service fees Class A (Note 3)                            149,839
Service fees Class B (Note 3)                              4,595
Management fees (Note 2)                                  60,395
Legal fees                                                59,217
Transfer agent fees                                       50,111
Shareholder reports                                       32,996
Custody and fund accounting fees                          22,803
Audit fees                                                18,702
Trustees fees                                              6,701
Other                                                     21,481
--------------------------------------------------------------------------------
  Total expenses                                         426,840
Less expenses assumed by the Sub-Administrator (Note 6)  (69,520)
Less aggregate amounts waived by the Manager (Note 2)    (22,833)
--------------------------------------------------------------------------------
  Net expenses                                                          334,487
--------------------------------------------------------------------------------
Net investment income                                                   397,839
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
Net realized  gain from Growth & Income  Portfolio     5,002,119
Net realized loss from Large Cap Value Portfolio        (659,279)
Unrealized appreciation                                4,434,853
--------------------------------------------------------------------------------
  Net realized and unrealized gain from
    Growth & Income Portfolio and Large Cap Value Portfolio           8,777,693
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $9,175,532
================================================================================


See notes to financial statements

CITIFUNDS GROWTH & INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE PERIOD
                                                                MARCH 2, 1998
                                                                (COMMENCEMENT
                                            YEAR ENDED       OF OPERATIONS) TO
                                         OCTOBER 31, 1999     OCTOBER 31, 1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income                     $  397,839            $   327,336
Net realized gain (loss)                   4,342,840             (4,352,369)
Unrealized appreciation (depreciation)     4,434,853             (5,002,138)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                9,175,532             (9,027,171)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income Class A               (541,997)              (165,417)
In excess of net income Class B               (2,178)                    --
--------------------------------------------------------------------------------
Decrease in net assets from distributions
  to shareholders                           (544,175)              (165,417)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
CLASS A

Net proceeds from sale of shares           9,244,494            101,995,867
Net asset value of shares issued
  to shareholders
  from reinvestment of distributions         541,997                165,417
Cost of shares repurchased               (41,482,656)           (22,508,144)
--------------------------------------------------------------------------------
  Total Class A                          (31,696,165)            79,653,140
--------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares           1,089,411                     --
Net asset value of shares issued to
  shareholders from reinvestment of
  distributions                                2,100                     --
Cost of shares repurchased                  (168,557)                    --
--------------------------------------------------------------------------------
  Total Class B                              922,954                     --
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from transactions in shares of
  beneficial interest                    (30,773,211)            79,653,140
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS    (22,141,854)            70,460,552
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                       70,460,552                     --
--------------------------------------------------------------------------------
End of period (including undistributed
  net investment income of $15,583 and
  $161,919, respectively)                $48,318,698            $70,460,552
================================================================================
* January 4, 1999 (Commencement of Operations) to October 31, 1999.

See notes to financial statements

CITIFUNDS GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                    CLASS A
                                    --------------------------------------------
                                                                FOR THE PERIOD
                                                                 MARCH 2, 1998
                                                               (COMMENCEMENT OF
                                         YEAR ENDED             OPERATIONS) TO
                                      OCTOBER 31, 1999         OCTOBER 31, 1998
================================================================================
Net Asset Value, beginning of period       $9.19                   $10.00
--------------------------------------------------------------------------------
Income From Operations:
Net investment income                      0.068+                   0.041
Net realized and unrealized gain (loss)
  on investments                           1.276                   (0.831)
--------------------------------------------------------------------------------
  Total from operations                    1.344                   (0.790)
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                     (0.094)                  (0.020)
Net realized gain on investments              --                       --
--------------------------------------------------------------------------------
  Total distributions                     (0.094)                  (0.020)
--------------------------------------------------------------------------------
Net Asset Value, end of period            $10.44                    $9.19
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                        $47,451                  $70,461
Ratio of expenses to average
   net assets (A)                           1.30%                    1.30%*
Ratio of net investment income to
   average net assets                       0.67%                    0.68%*
Total return                               14.63%                   (7.90)%**

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees the net investment income per share and the ratios would have been as follows:

Net investment income per share           $0.054+                   $0.03
RATIOS:
Expenses to average net assets (A)          1.45%                    1.47%*
Net investment income to average
  net assets                                0.52%                    0.51%*
================================================================================
  * Annualized.
 ** Not Annualized
  + The per share amounts were computed  using monthly  average of shares during the period.
(A) Includes the Fund's share of Growth & Income Portfolio and Large Cap Value Portfolio allocated expenses for the periods indicated.

See notes to financial statements

CITIFUNDS GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                  CLASS B
                                                           -------------------
                                                              JANUARY 4, 1999
                                                             (COMMENCEMENT OF
                                                               OPERATIONS) TO
                                                              OCTOBER 31, 1999
================================================================================
Net Asset Value, beginning of period                              $9.87
--------------------------------------------------------------------------------
Income From Operations:
Net investment income (loss)                                     (0.003)+
   on investments
Net realized and unrealized gain (loss)
  on investments                                                  0.601
--------------------------------------------------------------------------------
  Total from operations                                           0.598
--------------------------------------------------------------------------------
Less Distributions From:
In excess of net income                                          (0.048)
Net realized gain on investments                                     --
--------------------------------------------------------------------------------
  Total distributions                                            (0.048)
--------------------------------------------------------------------------------
Net Asset Value, end of period                                   $10.42
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                          $868
Ratio of expenses to average net assets (A)                        2.05%*
Ratio of net investment income to average net assets              (0.09)%*
Total return                                                       6.05%**

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees the net investment income (loss) per share and the ratios would have been as follows:

Net investment loss per share                                   $(0.019)+
RATIOS:
Expenses to average net assets                                     2.20%*
Net investment income (loss) to average net assets                (0.23)%*
================================================================================
  * Annualized.
 ** Not Annualized.
  + The per share amounts were computed  using monthly  average of shares during the period.
(A) Includes the Fund's share of Growth & Income Portfolio and Large Cap Value Portfolio allocated expenses for the periods indicated.

See notes to financial statements

CITIFUNDS GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Growth & Income Portfolio (the "Fund") is a separate diversified series of CitiFunds Trust II (the "Trust"), a Massachusetts business trust. The Fund commenced operations on March 2, 1998. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invested all of its investable assets in Growth & Income Portfolio until July 31, 1999. On August 1, 1999 the Fund invested all of its investable assets in Large Cap Value Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (approximately 17.6% at October 31, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.

   The Fund offers Class A and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Class A shares have a front-end, or initial sales charge, effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A, and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated. Class A shares have lower expenses than Class B shares. For the period ended October 31, 1999, CFBDS, acting as the distributor received $25,733 from sales of Class A and $859 in deferred sales charges from redemptions of Class B shares.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

CITIFUNDS GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

   E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

   F. OTHER All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.10% of the Fund's average daily net assets. The management fee amounted to $60,395 of which $22,833 was voluntarily waived for the year ended October 31, 1999. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $149,839 for the year ended October 31, 1999. Under the Class B Service Plan,

CITIFUNDS GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The Service fees for Class B shares amounted to $4,595 for the period ended October 31, 1999. These fees may be used to make payments to the distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in Large Cap Value Portfolio for the period from August 1, 1999 through October 31, 1999 aggregated $1,494,740 and $6,987,497, respectively. Increases and decreases in the Fund's investment in Growth & Income Portfolio for the period from November 1, 1998 through July 31, 1999 aggregated $2,696,793 and $28,699,584, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                               FOR THE PERIOD
                                                                MARCH 2, 1998
                                                                (COMMENCEMENT
                                          YEAR ENDED          OF OPERATIONS) TO
                                        OCTOBER 31, 1999       OCTOBER 31, 1998
================================================================================
CLASS A:
Shares sold                                 864,186                  10,026,741
Shares issued to shareholders from
  reinvestment of distributions              52,628                      17,590
Shares repurchased                       (4,036,505)                 (2,378,282)
--------------------------------------------------------------------------------
Net increase (decrease)                  (3,119,691)                  7,666,049
================================================================================
CLASS B:*
Shares sold                                  98,965                          --
Shares issued to shareholders from
  reinvestment of distributions                 194                          --
Shares repurchased                          (15,870)                         --
--------------------------------------------------------------------------------
Net increase                                 83,289                          --
================================================================================

 * January 4, 1999 (Commencement of Operations) to October 31, 1999.

6. ASSUMPTION OF EXPENSE CFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the year ended October 31, 1999, which amounted to $69,520.

CITIFUNDS GROWTH & INCOME PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE SHAREHOLDERS OF CITIFUNDS TRUST II (THE "TRUST"):
CITIFUNDS GROWTH & INCOME PORTFOLIO

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiFunds Growth & Income Portfolio (the "Fund"), a series of CitiFunds Trust II, at October 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 14, 1999

LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        October 31, 1999

ISSUER                                        SHARES                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.6%
--------------------------------------------------------------------------------
CAPITAL GOODS -- 9.0%
--------------------------------------------------------------------------------
Allied Signal, Inc.                            35,000           $  1,992,813
Emerson Electronics Co.                       137,000              8,228,563
General Electric Co.                           70,200              9,516,488
Honeywell, Inc.                                30,000              3,163,125
Raytheon Co.                                   66,270              1,930,114
                                                                ------------
                                                                  24,831,103
                                                                ------------
COMMUNICATION EQUIPMENT & SERVICES -- 11.1%
--------------------------------------------------------------------------------
AT&T Corp.                                    178,000              8,321,500
Bell Atlantic Corp.                            73,200              4,753,425
GTE Corp.                                      30,800              2,310,000
SBC Communications, Inc.                      147,060              7,490,869
Sprint Corp.                                  105,000              7,802,812
                                                                ------------
                                                                  30,678,606
                                                                ------------
CONSUMER CYCLICALS -- 5.9%
--------------------------------------------------------------------------------
General Motors Corp.                           51,000              3,582,750
Masco Corp.                                   220,000              6,710,000
McGraw Hill Companies, Inc.                   100,000              5,962,500
                                                                ------------
                                                                  16,255,250
                                                                ------------
CONSUMER STAPLES -- 7.4%
--------------------------------------------------------------------------------
Avon Products, Inc.                           128,000              4,128,000
Heinz Co.                                      70,000              3,342,500
Kimberly-Clark Corp.                          100,000              6,312,500
PepsiCo, Inc.                                 191,500              6,642,656
                                                                ------------
                                                                  20,425,656
                                                                ------------
ENERGY -- 12.9%
--------------------------------------------------------------------------------
BP Amoco Plc, Adr's                           124,000              7,161,000
Chevron Corp.                                  72,000              6,574,500
Conoco Inc. Class a                           156,000              4,280,250
Conoco Inc. Class B                           129,599              3,515,373
Exxon Corp.                                    22,800              1,688,625
Halliburton Co.                                75,000              2,826,563
Mobil Corp.                                   100,100              9,659,650
                                                                ------------
                                                                  35,705,961
                                                                ------------
FINANCE -- 18.2%
--------------------------------------------------------------------------------
Bank of America Corp.                          96,600              6,218,625
Chase Manhattan Corp.                         116,500             10,179,187
Chubb Corp.                                    90,000              4,938,750
Cigna Corp.                                    56,500              4,223,375
Hartford Financial Services Group             113,000              5,854,812
Marsh & McLennan Companies, Inc.               97,500              7,708,594
Mellon Bank Corp.                             202,000              7,461,375
UnumProvident Corp.                           114,000              3,754,875
                                                                ------------
                                                                  50,339,593
                                                                ------------
HEALTHCARE -- 8.7%
--------------------------------------------------------------------------------
American Home~Products Corp.                  159,000              8,307,750
Bristol-Myers Squibb Co.                      110,000              8,449,375
Pharmacia & Upjohn, Inc.                      133,500              7,200,656
                                                                ------------
                                                                  23,957,781
                                                                ------------
RAW & INTERMEDIATE MATERIALS -- 7.8%
--------------------------------------------------------------------------------
Alcoa Inc.                                    110,500              6,712,875
Dow Chemical Co.                               35,200              4,162,400
E. I. du Pont de ~Nemours & Co.                61,568              3,967,288
International Paper Co.                       125,000              6,578,125
                                                                ------------
                                                                  21,420,688
                                                                ------------
TECHNOLOGY -- 4.1%
--------------------------------------------------------------------------------
Pitney Bowes, Inc.                            153,000              6,971,062
Xerox Corp.                                   150,000              4,200,000
                                                                ------------
                                                                  11,171,062
                                                                ------------
TRANSPORTATION -- 1.6%
--------------------------------------------------------------------------------
Union Pacific Corp.                            80,000              4,460,000
                                                                ------------
UTILITIES -- 11.9%
--------------------------------------------------------------------------------
Duke Power Co.                                136,505              7,712,532
Enron Corp.                                   244,000              9,744,750
Unicom Corp.                                  178,000              6,819,625
Williams Companies Inc.                       227,000              8,512,500
                                                                ------------
                                                                  32,789,407
                                                                ------------
TOTAL COMMON STOCKS
  (Identified Cost
  $271,293,544)                                                  272,035,107
                                                                ------------
SHORT-TERM OBLIGATIONS--1.3%
--------------------------------------------------------------------------------
State Street Bank & Trust
  Repurchase  Agreement
  4.25% due 11/01/99 proceeds
  at maturity  $3,509,000
  (collateralized  by  $3,545,000
  Federal Home Loan Bank,
  5.875% due 8/15/01, valued
  at $3,583,995)                                                   3,509,000
                                                                ------------
TOTAL INVESTMENTS
  (Identified Cost
   $274,802,544)                             99.9%               275,544,107
OTHER ASSETS,
  LESS LIABILITIES                            0.1                    274,981
                                            -----               ------------
NET ASSETS                                  100.0%              $275,819,088
                                            =====               ============

ADR's - American Depositary Receipts
See notes to financial statements

LARGE CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1999
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $274,802,544)   $275,544,107
Cash                                                                      419
Receivable for investments sold                                       880,771
Dividends and interest receivable                                     414,105
--------------------------------------------------------------------------------
  Total assets                                                    276,839,402
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     703,609
Payable to affiliates--Management fees (Note 2)                        138,517
Accrued expenses and other liabilities                                178,188
--------------------------------------------------------------------------------
  Total liabilities                                                 1,020,314
--------------------------------------------------------------------------------
NET ASSETS                                                       $275,819,088
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                         $275,819,088
================================================================================


LARGE CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1999
================================================================================
INVESTMENT INCOME: (Note 1B)
Dividend income (net of foreign withholding
  tax of ($12,430))                                $3,080,160
Interest income                                       115,972
--------------------------------------------------------------------------------
                                                                  $ 3,196,132
EXPENSES:
Management fees (Note 2)                              917,653
Custody and fund accounting fees                      128,827
Audit fees                                             44,272
Legal fees                                             42,905
Trustees fees                                           4,738
Other                                                  12,034
--------------------------------------------------------------------------------
  Total expenses                                                    1,150,429
--------------------------------------------------------------------------------
Net investment income                                               2,045,703
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  on Investments:
Net unrealized appreciation of investments          7,922,939
Less unrealized depreciation from
  contributed assets (Note 1)                      (5,321,898)
--------------------------------------------------------------------------------
Unrealized appreciation of investments                              2,601,041
Net realized loss from investment transactions                     (9,875,483)
--------------------------------------------------------------------------------
    Net realized and unrealized loss on investments                (7,274,442)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(5,228,739)
================================================================================
See notes to financial statements

LARGE CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE PERIOD
                                                             NOVEMBER 1, 1997
                                                               (COMMENCEMENT
                                        YEAR ENDED           OF OPERATIONS) TO
                                     OCTOBER 31, 1999        OCTOBER 31, 1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                $  2,045,703                $1,551,855
Net realized gain (loss) on
  investment transactions              (9,875,483)                8,655,223
Unrealized appreciation
  (depreciation) of investments         2,601,041               (18,203,522)
--------------------------------------------------------------------------------
Net decrease in net assets resulting
  from operations                      (5,228,739)               (7,996,444)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)  249,127,874               279,612,949
Value of withdrawals                  (97,340,274)             (142,356,278)
--------------------------------------------------------------------------------
Net increase in net assets
  from capital transactions           151,787,600               137,256,671
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:           146,558,861               129,260,227
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                   129,260,227                        --
--------------------------------------------------------------------------------
End of period                        $275,819,088              $129,260,227
================================================================================


LARGE CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                               FOR THE PERIOD
                                                              NOVEMBER 1, 1997
                                                                (COMMENCEMENT
                                          YEAR ENDED          OF OPERATIONS) TO
                                      OCTOBER 31, 1999        OCTOBER 31, 1998
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                         $275,819                  $129,260
Ratio of expenses to average net assets      0.75%                     0.78%
Ratio of net investment income to
  average net assets                         1.34%                     1.20%
Portfolio turnover                             74%                       61%
================================================================================
See notes to financial statements

LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Large Cap Value Portfolio (the "Portfolio"), a separate series of Asset Allocation Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

     On November 1, 1997 (Commencement of Operations) CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 transferred a portion of their investable assets in the amounts of $12,341,545, $34,373,886, $39,082,974 and $16,297,323 including $1,229,530, $3,795,385, $4,553,306 and
$1,443,925, respectively, of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets and contributions are included in the November 1, 1997 (Commencement of Operations) to October 31, 1998 "Proceeds from contributions" on the Statement of Changes in Net Assets.

     On August 1, 1999, Growth & Income Portfolio and Balanced Portfolio transferred all or a portion of their investable assets in the amounts of $83,477,271 and $142,169,402 including $783,244 and $4,538,654, respectively, of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets and contributions are included in the Year Ended October 31, 1999 "Proceeds from contributions" in the Statement of Changes in Net Assets. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale price are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

     B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

     C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     E. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

     F. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses on investment transactions are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank had delegated the daily management of the Portfolio to Miller Anderson & Sherrerd LLP, but effective January 22, 1999 Citibank delegated the daily management of the Portfolio to SSB~Citi Fund Management LLC (formerly SSBC Fund Management, Inc.), (the "Subadviser"), an affiliate of Citibank. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc., which was completed on October 8, 1998.

   The management fees paid to Citibank amounted to $380,698 for the year ended October 31, 1999. Citibank management fees are computed at the annual rate of 0.60% of the Portfolio's average daily net assets less the aggregate amount payable by the Portfolio's Trust pursuant to the Sub-Management Agreement with

LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

the Subadviser. The Portfolio pays the Subadviser the following fee, which is accrued daily and payable monthly and is at the annual rates equal to the percentages of the aggregate assets of the Portfolio allocated to the Subadvisers. Miller Anderson & Sherrerd LLP fee structure was: 0.625% on the first $25 million; 0.375% on the next $75 million; 0.250% on the next $400 million; and 0.20% on assets in excess of $500 million, and for SSB Citi Fund Management LLC, the fee structure is: 0.65% on the first $10 million; 0.50% on the next $10 million; 0.40% on the next $10 million; and 0.30% on assets in excess of $30 million. The fees paid to the Subadvisers amounted to $536,955 of which $116,277 was paid to Miller Anderson & Sherrerd LLP and $420,678 to SSB Citi Fund Management LLC for the year ended October 31, 1999.

     The Trust pays no compensation directly to any Trusteee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  short-term   obligations,   aggregated   $105,045,056  and   $173,633,335,
respectively, for the year ended October 31, 1999.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $274,962,340
================================================================================
Gross unrealized appreciation                                    $ 21,635,516
Gross unrealized depreciation                                     (21,053,749)
--------------------------------------------------------------------------------
Net unrealized appreciation                                      $    581,767
================================================================================

5. LINE OF CREDIT The Portfolio, along with various other portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended October 31, 1999, the commitment fee allocated to the Portfolio was $391. Since the line of credit was established, there have been no borrowings.

LARGE CAP VALUE PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF ASSET ALLOCATION PORTFOLIOS (THE "TRUST"), WITH RESPECT TO ITS SERIES, LARGE CAP VALUE PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Large Cap Value Portfolio (the "Portfolio"), a series of Asset Allocation Portfolios, as at October 31, 1999, and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material mis-statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1999, the results of its operations and the changes in its net assets and the financial highlights ~for the periods indicated in accordance with U.S. generally accepted accounting principles.

PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
December 14, 1999

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

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

TRUSTEES AND OFFICERS
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
C. Oscar Morong Jr.
E. Kirby Warren
William S. Woods Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

 *AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR
**AFFILIATED PERSON OF INVESTMENT MANAGER

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street,
New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor,
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street,~Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

THE CITIFUNDS FAMILY

LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

SMALL CAP STOCKS
o CitiFunds Small Cap Value Portfolio
o CitiFunds Small Cap Growth Portfolio

INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio

MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves
o CitiFunds New York Tax Free Reserves

This report is prepared for the information of shareholders of CitiFunds Growth & Income Portfolio. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Growth & Income Portfolio.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds Growth & Income Portfolio which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.

(C)1999 Citicorp        [LOGO] Printed on recycled paper             CFA/GI/1099